                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03225

                          SECURITY MUNICIPAL BOND FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001 (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY MUNICIPAL BOND FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SECURITY FUNDS(SM)

SEMI-ANNUAL REPORT

JUNE 30, 2005

-    SECURITY MUNICIPAL BOND FUND

-    SECURITY INCOME FUND

     -    DIVERSIFIED INCOME SERIES

     -    HIGH YIELD SERIES

     -    INCOME OPPORTUNITY SERIES

-    SECURITY CASH FUND

(SECURITY BENEFIT(SM) LOGO)
Security Distributors, Inc.

                             SECURITY MUNICIPAL BOND
                              SECURITY INCOME FUND
                               SECURITY CASH FUND

                                  JUNE 30, 2005

                               SEMI-ANNUAL REPORT

                                   (UNAUDITED)

                                TABLE OF CONTENTS

Chairman's Letter .........................................................    2
Security Municipal Bond Fund ..............................................    3
Security Income Fund
   Diversified Income Series ..............................................   11
   High Yield Series ......................................................   23
   Income Opportunity Series ..............................................   35
Security Cash Fund ........................................................   47
Notes to Financial Statements .............................................   55
Director's Disclosure .....................................................   60
Directors and Officers ....................................................   62

                                                                        SECURITY
Chairman's Letter                                            MUNICIPAL BOND FUND
August 15, 2005                                                      (unaudited)

                            (PHOTO OF JOHN CLELAND)
                             Chairman of the Board

TO OUR SHAREHOLDERS:

Although economic growth in the first two quarters of 2005 moderated somewhat from previous periods, it was still reasonably strong overall. Supporting factors included robust consumer spending, a manufacturing sector that continues to show signs of strength, and longer-term interest rates that stayed stubbornly low despite continued increases in short term rates engineered by the Federal Reserve. In addition, the rise in oil prices toward the end of the period did not seem to have any significant lasting market impact probably due to the fact that the overall inflation rate remained relatively benign.

The S&P 500 ended the period relatively flat when looked at from point to point over the six-month period. But this masks the very different trends in each quarter: basically down in the 1st quarter and up in the 2nd. The only constant trend was the rise in short-term interest rates. This quarterly pattern in the markets reflected the timing of investors' reactions as economic information unfolded over the period. In the first quarter, both bond and stock markets had negative returns in response to evidence of economic softening and increasing inflation pressures. As new information suggested that inflation really was not rising and that the economy was not weakening, the markets reversed to produce positive returns in the second quarter. The result was a mixed record of flat to down for stocks and modestly positive for bonds over the first half.

Interest rates on U.S. Treasury Securities of varying maturities during the period are summarized below.

                                    % RATES
                         ----------------------------
U.S. TREASURY MATURITY   12/31/04   3/31/05   6/30/05
----------------------   --------   -------   -------
3 Month                    2.19       2.74      2.97
1 Year                     2.67       3.30      3.36
10 Year                    4.23       4.50      4.00

Over the first half, mid cap stocks produced the highest return followed by intermediate duration bonds as can be seen in the table below, which shows the performance of the major indexes in each quarter and for the six-month period as a whole.

                                   RETURN %
                        ------------------------------
                                            SIX MONTHS
                        1ST QTR   2ND QTR    12/31/04-
INDEX                     2005      2005      6/30/05
-----                   -------   -------   ----------
S&P 500                  (2.15)     1.37       (.81)
S&P Midcap 400            (.67)     3.96       3.26
Russell 2000             (5.37)     4.32      (1.25)
MSCI EAFE ($US)           (.17)    (1.01)     (1.17)
Lehman Aggregate Bond     (.48)     3.00       2.51
Lehman High Yield        (1.61)     2.76       1.11

Looking ahead the markets are facing risks from various sources: oil prices, a perceived growing housing bubble, a tightening Federal Reserve policy, and a China-led foreign currency trend that could hurt the US economy and raise long term interest rates. Even with these issues, however, the current conditions of low inflation and reasonably healthy economy could persist for some time, which would bode well for the markets. Regardless of what the future may bring, investors always need to be cognizant of the need to maintain a diversified portfolio strategy that is designed to meet their objectives over the long run.

The goal of the Security Funds is to provide the diversification and clearly defined investment strategies carried out by professional managers that will give shareholders effective long-term investment programs. As always, we appreciate your investment in the Funds and welcome any comments or questions you may have.

Sincerely,


/s/ John Cleland
-------------------------------------
John Cleland
Chairman, The Security Funds

                                    SECURITY
                               MUNICIPAL BOND FUND

                                SALOMON BROTHERS

                                ASSET MANAGEMENT

                                   SUBADVISOR,
                     SALOMON BROTHERS ASSET MANAGEMENT, INC.

                                                                        SECURITY
Performance Summary                                          MUNICIPAL BOND FUND
August 15, 2005                                                      (unaudited)

PERFORMANCE

MUNICIPAL BOND FUND VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX

                              (PERFORMANCE GRAPH)

   DATE        value
----------   ---------
MUNI BOND
06/30/95      9,525.00
09/29/95      9,741.00
12/29/95     10,206.70
03/29/96      9,950.01
06/28/96      9,994.17
09/30/96     10,209.26
12/31/96     10,461.49
03/31/97     10,392.84
06/30/97     10,730.63
09/30/97     11,038.11
12/31/97     11,325.19
03/31/98     11,427.15
06/30/98     11,551.79
09/30/98     12,020.75
12/31/98     12,009.34
03/31/99     12,034.33
06/30/99     11,737.39
09/30/99     11,682.53
12/31/99     11,594.09
03/31/00     11,953.79
06/30/00     12,115.42
09/29/00     12,405.61
12/29/00     13,059.79
03/30/01     13,284.59
06/29/01     13,271.12
09/28/01     13,729.23
12/31/01     13,553.29
03/28/02     13,670.61
06/28/02     14,145.16
09/30/02     14,918.96
12/31/02     14,921.82
03/31/03     15,019.70
06/30/03     15,339.29
09/30/03     15,284.29
12/31/03     15,450.30
03/31/04     15,605.31
06/30/04     15,232.56
09/30/04     15,762.31
12/31/04     15,848.37
03/31/05     15,683.61
06/30/05     16,088.06

LEHMAN MUNICIPAL BOND
MUNICPAL BOND

       DATE           value
-----------------   ---------
INCEPTION 6/30/95   10,000.00
 9/30/95            10,287.61
12/31/95            10,711.89
 3/31/96            10,582.69
 6/30/96            10,663.82
 9/30/96            10,908.25
12/31/96            11,186.21
 3/31/97            11,160.14
 6/30/97            11,546.06
 9/30/97            11,894.22
12/31/97            12,216.76
 3/31/98            12,357.41
 6/30/98            12,544.91
 9/30/98            12,930.84
12/31/98            13,008.54
 3/31/99            13,123.77
 6/30/99            12,898.35
 9/30/99            12,841.22
12/31/99            12,739.62
 3/31/00            13,113.00
06/30/00            13,311.50
09/30/00            13,633.11
12/31/00            14,229.45
03/31/01            14,546.05
06/30/01            14,641.80
09/30/01            15,052.31
12/31/01            14,952.62
03/31/02            15,093.60
06/30/02            15,645.90
09/30/02            16,389.14
12/31/02            16,388.03
03/31/03            16,585.86
06/30/03            17,014.24
09/30/03            17,028.21
12/31/03            17,261.37
03/31/04            17,558.48
06/30/04            17,142.13
09/30/04            17,809.66
12/31/04            18,032.88
03/31/05            18,026.24
06/30/05            18,555.40

                              $10,000 OVER 10 YEARS

This chart assumes a $10,000 investment in Class A shares of Municipal Bond Fund on June 30, 1995, and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares.

PORTFOLIO COMPOSITION BY QUALITY RATING (BASED ON STANDARD AND POOR'S RATINGS)

AAA                                     79.43%
AA                                      15.08
BBB                                      3.79
Cash & other assets, less liabilities    1.70

AVERAGE ANNUAL RETURNS

YEARS ENDED 06-30-05   1 YEAR   5 YEARS   10 YEARS
--------------------   ------   -------   --------
A Shares                0.60%    4.82%      4.88%
B Shares               (0.19%)   4.71%      4.44%

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fee waivers and/or reimbursements reduced expenses and in the absence of such waivers, the performance quoted would be reduced.


                                       4                 See accompanying notes.

                                                                        SECURITY
Performance Summary                                          MUNICIPAL BOND FUND
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                                   BEGINNING         ENDING      EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                    01-01-05      06-30-05(1)      PERIOD(2)
                                 -------------   -------------   -------------
Security Municipal Bond Fund -
Class A
   Actual                          $1,000.00       $1,015.10         $5.00
   Hypothetical                     1,000.00        1,019.78          5.01

Security Municipal Bond Fund -
Class B
   Actual                           1,000.00        1,012.18          8.73
   Hypothetical                     1,000.00        1,016.34          8.75

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was 1.51% and 1.22%, for Class A and B shares, respectively.

(2) Expenses are equal to the Fund's annualized expense ratio (1.00% and 1.75% for Class A and B shares, respectively, net of any waivers and reductions) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SECURITY
Schedule of Investments                                      MUNICIPAL BOND FUND
June 30, 2005                                                        (unaudited)

                                                        PRINICIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
MUNICIPAL BONDS - 98.3%

ARIZONA - 2.2%
Arizona State Transportation Board,
   5.00% - 2013                                          $250,000    $   277,450
                                                                     -----------
COLORADO - 1.2%
Colorado Health Facilities,
   5.00% - 2025                                           150,000        154,964
                                                                     -----------
CONNECTICUT - 2.1%
Connecticut Special Tax Obligation
   Transportation Infrastructure,
   5.00% - 2023                                           250,000        271,087
                                                                     -----------
ILLINOIS - 10.3%
Chicago, IL Board of Education,
   5.75% - 2027                                           225,000        244,847
Chicago, IL Board of Education,
   5.75% - 2027                                            25,000         27,205
Chicago, IL Midway Airport,
   5.625% - 2029                                          250,000        259,823
Cook County, IL, 5.625% - 2016                            275,000        293,293
Illinois Development Finance
   Authority, 5.25% - 2012                                220,000        245,188
Illinois Educational Facility, Northwestern
   University, 5.50% - 2013                               225,000        251,336
                                                                     -----------
                                                                       1,321,692
                                                                     -----------
INDIANA - 4.9%
Indiana Bond Bank, 5.00% - 2023                           500,000        523,455
Indiana Health Facility, Hospital
   Revenue, 5.00% - 2035                                  100,000        105,479
                                                                     -----------
                                                                         628,934
                                                                     -----------
KANSAS - 2.1%
Wyandotte County, Kansas City,
   KS Unified Government Utility System,
   5.75% - 2024                                           250,000        273,867
                                                                     -----------
MARYLAND - 6.9%
Maryland State Health & Higher
   Education, 6.00% - 2017                                300,000        331,797
Northeast Maryland Waste Disposal
   Authority, 5.50% - 2016                                500,000        550,240
                                                                         882,037
                                                                     -----------
MASSACHUSETTS - 3.0%
Massachusetts State Water Pollution
   Abatement Trust, 5.75% - 2029                           70,000         77,806
Massachusetts State Water
   Pollution Abatement Trust,
   5.75% - 2029                                           280,000        307,258
                                                                     -----------
                                                                         385,064
                                                                     -----------
MICHIGAN - 4.6%
Michigan State, 5.50% - 2015                              500,000        582,530
                                                                     -----------
MISSISSIPPI - 5.6%
Mississippi St, 5.00% - 2017                              700,000        720,608
                                                                     -----------
MISSOURI - 2.4%
Missouri State Health, 2.30% - 2026(1)                    300,000        300,000
                                                                     -----------
NEW JERSEY - 2.1%
New Jersey State Educational Facility,
   5.00% - 2021                                          $250,000    $   273,683
                                                                     -----------
NEW YORK - 17.6%
New York, NY Transitional Finance
   Authority, 5.50% - 2017                                250,000        281,205
New York State Dorm Authority,
   5.50% - 2012                                           750,000        853,710
New York State Dorm Authority,
   5.50% - 2028                                           500,000        605,755
New York State Environmental Facilities
   Corporation, 5.00% - 2016                              460,000        521,957
                                                                     -----------
                                                                       2,262,627
                                                                     -----------
OREGON - 2.0%
Umatilla County, Oregon Hospital
   Facility, 5.00% - 2008                                 250,000        261,957
                                                                     -----------
PENNSYLVANIA - 4.4%
Philadelphia, PA School District,
   5.50% - 2031                                           500,000        565,790
                                                                     -----------
PUERTO RICO - 6.8%
Puerto Rico Commonwealth Infrastructure,
   5.50% - 2025                                           250,000        300,523
Puerto Rico Electric Power Authority,
   5.25% - 2014                                           500,000        571,635
                                                                     -----------
                                                                         872,158
                                                                     -----------
TENNESSEE - 3.7%
Memphis-Shelby County, TN Airport
   Authority, 6.00% - 2024                                300,000        330,360
Tennessee Housing Development
   Agency, 6.35% - 2031                                   140,000        142,591
                                                                     -----------
                                                                         472,951
                                                                     -----------
TEXAS - 9.7%
Lake Dallas Texas Independent School
   District, 5.00% - 2034                                 220,000        232,533
Lower Colorado River Authority,
   Texas, 6.00% - 2013                                    250,000        277,618
North Harris Montgomery Community
   College, 5.375% - 2016                                 500,000        552,805
Williamson County Texas,
   5.25% - 2021                                           165,000        184,670
                                                                     -----------
                                                                       1,247,626
                                                                     -----------
WASHINGTON - 6.7%
Energy Northwest Washington
   Electric, 6.00% - 2016                                 500,000        580,070
Seattle, WA, 5.75% - 2028                                 250,000        280,365
                                                                     -----------
                                                                         860,435
                                                                     -----------
TOTAL MUNICIPAL BONDS
   (cost $11,985,130)                                                 12,615,460
CASH & OTHER ASSETS, LESS LIABILITIES - 1.7%                             218,129
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $12,833,589
                                                                     ===========

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $12,302,967.

(1)  Variable rate security. Rate indicated is rate effective at June 30, 2005.


                                        6                See accompanying notes.

                                                                        SECURITY
                                                             MUNICIPAL BOND FUND
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ........................................   $12,615,460
Cash ............................................................        24,603
Receivables:
   Fund shares sold .............................................           109
   Interest .....................................................       176,474
   Security Management Company ..................................         9,892
Prepaid expenses ................................................        28,809
                                                                    -----------
Total assets ....................................................    12,855,347
                                                                    -----------
LIABILITIES:
Payable for:
   Management fees ..............................................         5,317
   Transfer agent and administration fees .......................         4,391
   Professional fees ............................................         5,992
   12b-1 distribution plan fees .................................         3,067
   Other ........................................................         2,991
                                                                    -----------
Total liabilities ...............................................        21,758
                                                                    -----------
NET ASSETS ......................................................   $12,833,589
                                                                    ===========
NET ASSETS CONSIST OF:
Paid in capital .................................................   $12,421,238
Accumulated undistributed net investment income .................         1,149
Accumulated net realized (loss)
   on sale of investments .......................................      (219,128)
Net unrealized appreciation
   in value of investments ......................................       630,330
                                                                    -----------
Net assets ......................................................   $12,833,589
                                                                    ===========
CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized) ......................     1,166,739
Net assets ......................................................   $12,168,536
Net asset value and redemption price per share ..................   $     10.43
                                                                    ===========
Maximum offering price per share (net asset
   value divided by 95.25%) .....................................   $     10.95
                                                                    ===========
CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) ......................        63,667
Net assets ......................................................   $   665,053
Net asset value, offering and redemption
   price per share (excluding any applicable
   contingent deferred sales charge) ............................   $     10.45
                                                                    ===========
(1)Investments, including repurchase
   agreements, at cost ..........................................   $11,985,130

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
   Interest .....................................................   $   301,265
                                                                    -----------
   Total investment income ......................................       301,265
                                                                    -----------
EXPENSES:
   Management fees ..............................................        33,066
   Custodian fees ...............................................           626
   Transfer agent/maintenance fees ..............................        13,397
   Administration fees ..........................................        15,051
   Directors' fees ..............................................        13,841
   Professional fees ............................................         4,548
   Reports to shareholders ......................................         1,154
   Registration fees ............................................        14,886
   Other expenses ...............................................         5,260
   12b-1 distribution plan fees - Class A .......................        15,685
   12b-1 distribution plan fees - Class B .......................         3,392
                                                                    -----------
   Total expenses ...............................................       120,906
   Less:
      Reimbursement of expenses - Class A .......................       (49,599)
      Reimbursement of expenses - Class B .......................        (2,697)
      Earnings credits ..........................................          (329)
                                                                    -----------
   Net expenses .................................................        68,281
                                                                    -----------
   Net investment income ........................................       232,984
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ..................................................       103,426
                                                                    -----------
   Realized gain ................................................       103,426
                                                                    -----------
Net unrealized depreciation during the period on:
   Investments ..................................................      (142,301)
                                                                    -----------
   Unrealized depreciation ......................................      (142,301)
                                                                    -----------
   Net loss .....................................................       (38,875)
                                                                    -----------
   Net increase in net assets
      resulting from operations .................................   $   194,109
                                                                    ===========


                                        7                See accompanying notes.

                                                                        SECURITY
Statement of Changes in Net Assets                           MUNICIPAL BOND FUND

                                                                       SIX MONTHS ENDED
                                                                         JUNE 30, 2005        YEAR ENDED
                                                                          (UNAUDITED)     DECEMBER 31, 2004
                                                                       ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...........................................     $   232,984         $   514,691
   Net realized gain (loss) during the period on investments .......         103,426              (4,714)
   Net unrealized depreciation during the period on investments ....        (142,301)           (170,246)
                                                                         -----------         -----------
   Net increase in net assets resulting from operations ............         194,109             339,731
                                                                         -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A ......................................................        (224,302)           (481,008)
      Class B ......................................................          (9,522)            (22,142)
                                                                         -----------         -----------
   Total distributions to shareholders .............................        (233,824)           (503,150)
                                                                         -----------         -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A ......................................................          91,196             503,887
      Class B ......................................................          34,850              43,568
   Distributions reinvested
      Class A ......................................................         134,535             281,358
      Class B ......................................................           8,508              20,081
   Cost of shares redeemed
      Class A ......................................................      (1,231,873)         (1,138,095)
      Class B ......................................................         (93,753)           (261,176)
                                                                         -----------         -----------
   Net decrease from capital share transactions ....................      (1,056,537)           (550,377)
                                                                         -----------         -----------
   Net decrease in net assets ......................................      (1,096,252)           (713,796)
                                                                         -----------         -----------
NET ASSETS:
   Beginning of period .............................................      13,929,841          14,643,637
                                                                         -----------         -----------
   End of period ...................................................     $12,833,589         $13,929,841
                                                                         ===========         ===========
Accumulated undistributed net investment income at end of period ...     $     1,149         $     1,989
                                                                         ===========         ===========
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A ......................................................           8,771              47,953
      Class B ......................................................           3,343               4,138
   Shares reinvested
      Class A ......................................................          12,955              26,976
      Class B ......................................................             818               1,923
   Shares redeemed
      Class A ......................................................        (118,306)           (109,057)
      Class B ......................................................          (8,997)            (24,948)


                                        8                See accompanying notes.

Financial Highlights                                                    SECURITY
                                                             MUNICIPAL BOND FUND

Selected data for each share of capital stock outstanding throughout each period

                                              SIX MONTHS                                              YEAR ENDED,
                                            ENDED JUNE 30,                                           DECEMBER 31,
CLASS A                                         2005(E)        2004      2003      2002      2001        2000
-------                                     --------------   -------   -------   -------   -------   ------------
PER SHARE DATA
Net asset value, beginning of period           $ 10.46       $ 10.57   $ 10.60   $ 10.15   $ 10.20     $  9.48
                                               -------       -------   -------   -------   -------     -------
Income (loss) from investment operations:
Net investment income (loss)(c)                   0.19          0.38      0.38      0.45      0.43        0.45
Net gain (loss) on securities
   (realized and unrealized)                     (0.03)        (0.11)    (0.01)     0.55     (0.05)       0.72
                                               -------       -------   -------   -------   -------     -------
Total from investment operations                  0.16          0.27      0.37      1.00      0.38        1.17
                                               -------       -------   -------   -------   -------     -------
Less distributions:
Dividends from net investment income             (0.19)        (0.38)    (0.40)    (0.43)    (0.43)      (0.45)
Distributions from realized gains                   --            --        --     (0.12)       --          --
                                               -------       -------   -------   -------   -------     -------
Total distributions                              (0.19)        (0.38)    (0.40)    (0.55)    (0.43)      (0.45)
                                               -------       -------   -------   -------   -------     -------
Net asset value, end of period                 $ 10.43       $ 10.46   $ 10.57   $ 10.60   $ 10.15     $ 10.20
                                               =======       =======   =======   =======   =======     =======

TOTAL RETURN(A)                                   1.51%         2.58%     3.55%    10.11%     3.79%      12.66%
                                               -------       -------   -------   -------   -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)       $12,169       $13,212   $13,718   $14,567   $15,672     $16,679
                                               -------       -------   -------   -------   -------     -------
Ratios to average net assets:
Net investment income (loss)                      3.56%         3.66%     3.61%     4.09%     4.20%       4.60%
Total expenses                                    1.01%         1.00%     1.01%     1.00%     0.99%       1.00%
Gross expenses(b)                                 1.79%         1.62%     1.34%     1.26%     1.17%       1.16%
Net expenses(d)                                   1.00%         1.00%     1.00%     1.00%     0.99%       1.00%
                                               -------       -------   -------   -------   -------     -------
Portfolio turnover rate                             49%           17%       57%       50%       54%         52%

                                              SIX MONTHS                                              YEAR ENDED,
                                            ENDED JUNE 30,                                           DECEMBER 31,
CLASS A                                         2005(E)        2004      2003      2002      2001        2000
-------                                     --------------   -------   -------   -------   -------   ------------
PER SHARE DATA
Net asset value, beginning of period            $10.47        $10.59   $10.62    $10.16    $10.22       $ 9.50
                                                ------        ------   ------    ------    ------       ------
Income (loss) from investment operations:
Net investment income (loss)(c)                   0.15          0.31     0.31      0.36      0.35         0.38
Net gain (loss) on securities
   (realized and unrealized)                     (0.02)        (0.13)   (0.02)     0.57     (0.05)        0.71
                                                ------        ------   ------    ------    ------       ------
Total from investment operations                  0.13          0.18     0.29      0.93      0.30         1.09
                                                ------        ------   ------    ------    ------       ------
Less distributions:
Dividends from net investment income             (0.15)        (0.30)   (0.32)    (0.35)    (0.36)       (0.37)
Distributions from realized gains                   --            --       --     (0.12)       --           --
                                                ------        ------   ------    ------    ------       ------
Total distributions                              (0.15)        (0.30)   (0.32)    (0.47)    (0.36)       (0.37)
                                                ------        ------   ------    ------    ------       ------
Net asset value, end of period                  $10.45        $10.47   $10.59    $10.62    $10.16       $10.22
                                                ======        ======   ======    ======    ======       ======

TOTAL RETURN(A)                                   1.22%         1.72%    2.82%     9.37%     2.91%       11.79%
                                                ------        ------   ------    ------    ------       ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $  665        $  717   $  926    $1,630    $1,766       $1,605
                                                ------        ------   ------    ------    ------       ------
Ratios to average net assets:
Net investment income (loss)                      2.82%         2.91%    2.88%     3.34%     3.45%        3.85%
Total expenses                                    1.76%         1.75%    1.76%     1.75%     1.74%        1.75%
Gross expenses(b)                                 2.54%         2.36%    2.08%     2.01%     1.93%        1.96%
Net expenses(d)                                   1.75%         1.75%    1.75%     1.75%     1.74%        1.75%
                                                ------        ------   ------    ------    ------       ------
Portfolio turnover rate                             49%           17%      57%       50%       54%          52%


                                        9                See accompanying notes.

Financial Highlights                                                    SECURITY
                                                             MUNICIPAL BOND FUND

Selected data for each share of capital stock outstanding throughout each period

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.


                                       10                See accompanying notes.

                              SECURITY INCOME FUND
                            DIVERSIFIED INCOME SERIES

                              (SECURITY FUNDS LOGO)

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY INCOME FUND
Performance Summary                                    DIVERSIFIED INCOME SERIES
August 15, 2005                                                      (unaudited)

PERFORMANCE

DIVERSIFIED INCOME SERIES VS. LEHMAN BROTHERS AGGREGATE BOND INDEX

                               (PERFORMANCE GRAPH)

       DATE            value
------------------   ---------
DIVERSIFIED INCOME
06/30/95              9,525.00
09/29/95              9,804.22
12/29/95             10,364.43
03/29/96             10,019.73
06/28/96             10,030.41
09/30/96             10,229.56
12/31/96             10,492.76
03/31/97             10,413.35
06/30/97             10,750.22
09/30/97             11,124.19
12/31/97             11,455.58
03/31/98             11,615.36
06/30/98             11,916.41
09/30/98             12,452.47
12/31/98             12,495.18
03/31/99             12,292.38
06/30/99             12,099.52
09/30/99             12,114.76
12/31/99             12,042.68
03/31/00             12,252.13
06/30/00             12,372.19
09/29/00             12,714.30
12/29/00             13,205.71
03/30/01             13,575.82
06/29/01             13,592.82
09/28/01             14,166.26
12/31/01             14,171.06
03/28/02             14,142.02
06/28/02             14,634.45
09/30/02             15,243.03
12/31/02             15,450.19
03/31/03             15,627.59
06/30/03             15,995.02
09/30/03             15,875.93
12/31/03             15,869.57
03/31/04             16,239.87
06/30/04             15,807.84
09/30/04             16,243.37
12/31/04             16,404.24
03/31/05             16,327.94
06/30/05             16,740.24

LEHMAN AGGREGATE BOND

       DATE           value
-----------------   ---------
INCEPTION 6/30/95   10,000.00
09/30/95            10,196.69
12/31/95            10,630.97
03/31/96            10,441.33
06/30/96            10,500.94
09/30/96            10,694.29
12/31/96            11,015.23
03/31/97            10,954.05
06/30/97            11,357.55
09/30/97            11,735.07
12/31/97            12,080.78
03/31/98            12,268.42
06/30/98            12,555.20
09/30/98            13,085.85
12/31/98            13,129.96
03/31/99            13,063.23
06/30/99            12,948.14
09/30/99            13,036.81
12/31/99            13,020.93
03/31/00            13,308.38
06/30/00            13,539.02
09/30/00            13,947.65
12/31/00            14,535.38
03/31/01            14,975.33
06/30/01            15,058.91
09/30/01            15,753.94
12/31/01            15,759.74
03/31/02            15,775.21
06/30/02            16,359.03
09/30/02            17,109.55
12/31/02            17,378.17
03/31/03            17,619.73
06/30/03            18,060.23
09/30/03            18,034.17
12/31/03            18,092.01
03/31/04            18,571.95
06/30/04            18,119.42
09/30/04            18,698.66
12/31/04            18,876.97
03/31/05            18,787.51
06/30/05            19,352.64

                              $10,000 OVER 10 YEARS

This chart assumes a $10,000 investment in Class A shares of Diversified Income Series on June 30, 1995, and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares.

PORTFOLIO COMPOSITION BY QUALITY RATING (BASED ON STANDARD AND POOR'S RATINGS)

AAA                                     63.68%
AA                                       6.97
A                                       15.40
BBB                                     12.43
BB                                       1.03
B                                        0.16
Repurchase Agreement                     1.48
Liabilities, less cash & other assets   (1.15)

AVERAGE ANNUAL RETURNS

                                                       SINCE
YEARS ENDED 06-30-05   1 YEAR   5 YEARS   10 YEARS   INCEPTION
--------------------   ------   -------   --------   ---------
A Shares                0.96%    5.24%      5.31%          --
B Shares                0.10%    5.12%      4.86%          --
C Shares                4.11%    5.44%       N/A         5.54%
                                                      (5-1-00)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       12                See accompanying notes.

                                                            SECURITY INCOME FUND
Performance Summary                                    DIVERSIFIED INCOME SERIES
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                                BEGINNING         ENDING      EXPENSES PAID
                              ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                 01-01-05      06-30-05(1)      PERIOD(2)
                              -------------   -------------   -------------
Diversified Income Series -
   Class A
   Actual                       $1,000.00       $1,020.50         $4.76
   Hypothetical                  1,000.00        1,020.03          4.76
Diversified Income Series -
   Class B
   Actual                        1,000.00        1,016.50          8.50
   Hypothetical                  1,000.00        1,016.59          8.50
Diversified Income Series -
   Class C
   Actual                        1,000.00        1,016.50          8.50
   Hypothetical                  1,000.00        1,016.59          8.50

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was 2.05%, 1.65% and 1.65%, for
     Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (0.95%, 1.70% and 1.70% for Class A, B and C class shares, respectively, net of any waivers and expense reductions) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                            SECURITY INCOME FUND
Schedule of Investments                                DIVERSIFIED INCOME SERIES
June 30, 2005                                                        (unaudited)

                                                         PRINICIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS - 32.0%
AIRLINES - 0.6%
Delta Air Lines, Inc., 7.779% - 2005                     $   19,000   $   16,545
Southwest Airlines Company,
   7.875% - 2007                                            450,000      481,491
                                                                      ----------
                                                                         498,036
                                                                      ----------
AUTOMOTIVE - 0.7%
Ford Motor Credit Company,
   6.50% - 2007                                             300,000      302,153
Johnson Controls, Inc., 4.875% - 2013                       350,000      351,266
                                                                      ----------
                                                                         653,419
                                                                      ----------
BANKING - 3.1%
Bank of America Corporation,
   7.80% - 2010                                             300,000      343,118
BankBoston Capital Trust,
   3.97% - 2028(3)                                          700,000      674,530
BCH Cayman Islands, Ltd.,
   7.70% - 2006                                             300,000      310,905
Chase Capital III, 3.88% - 2027(3)                          700,000      658,242
Danske Bank A/S, 7.40% - 2010(1, 3)                         475,000      502,450
US Central Credit Union,
   2.70% - 2009                                             265,909      258,807
                                                                      ----------
                                                                       2,748,052
                                                                      ----------
BROKERAGE - 1.9%
Citigroup, Inc., 5.00% - 2014                               700,000      716,062
Credit Suisse First Boston USA,
   6.125% - 2011                                            300,000      326,332
Legg Mason, Inc., 6.75% - 2008                              350,000      376,514
Waddell & Reed Financial, Inc.,
   7.50% - 2006                                             300,000      305,084
                                                                      ----------
                                                                       1,723,992
                                                                      ----------
BUILDING MATERIALS - 0.4%
CRH America, Inc., 6.95% - 2012                             300,000      338,613
                                                                      ----------
CHEMICALS - 0.5%
PPG Industries, Inc., 7.40% - 2019                          350,000      438,503
                                                                      ----------
DIVERSIFIED MANUFACTURING - 1.6%
General Electric Company,
   5.00% - 2013                                             300,000      309,753
Hutchison Whampoa International, Ltd.,
   5.45% - 2010(1)                                          650,000      671,603
Tyco International Group,
   7.00% - 2028                                             350,000      422,097
                                                                      ----------
                                                                       1,403,453
                                                                      ----------
ELECTRIC - 1.4%
Arizona Public Service Company,
   6.375% - 2011                                            300,000      329,673
Cincinnati Gas & Electric Company,
   5.70% - 2012                                             300,000      320,671
Kansas Gas & Electric, 5.647% - 2021(1)                     300,000      304,482
Oncor Electric Delivery Company,
   6.375% - 2015                                            300,000      332,535
                                                                      ----------
                                                                       1,287,361
                                                                      ----------
ENERGY - INDEPENDENT - 0.8%
Devon Financing Corporation, ULC,
   6.875% - 2011                                         $  300,000   $  335,690
Pancanadian Petroleum,
   6.30% - 2011                                             350,000      381,600
                                                                      ----------
                                                                         717,290
                                                                      ----------
ENERGY - INTEGRATED - 0.5%
Conoco, Inc., 6.95% - 2029                                  350,000      439,711
                                                                      ----------
ENTERTAINMENT - 0.5%
Time Warner, Inc., 6.875% - 2018                            350,000      404,207
                                                                      ----------
FINANCIAL - OTHER - 1.1%
Abbey National plc, 6.69% - 2005                            300,000      302,530
Willis Group North America,
   5.625% - 2015                                            700,000      704,501
                                                                      ----------
                                                                       1,007,031
                                                                      ----------
FINANCIAL COMPANIES - CAPTIVE - 2.3%
Capital One Financial, 5.50% - 2015                         750,000      767,280
CIT Group Company of Canada,
   4.65% - 2010(1)                                        1,000,000    1,005,650
General Motors Acceptance
   Corporation, 6.125% - 2006                               300,000      300,215
                                                                      ----------
                                                                       2,073,145
                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 1.1%
Capital One Financial, 4.738% - 2007                        350,000      352,359
Countrywide Capital, 8.00% - 2026                           300,000      311,090
SLM Corporation, 5.05% - 2014                               325,000      334,816
                                                                      ----------
                                                                         998,265
                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.6%
CIT Group, Inc., 7.625% - 2005                              150,000      150,689
General Electric Capital Corporation,
   5.875% - 2012                                            300,000      324,402
General Motors Acceptance Corporation,
   6.311% - 2007                                             59,000       57,152
                                                                      ----------
                                                                         532,243
                                                                      ----------
GAMING - 0.2%
Park Place Entertainment,
   7.875% - 2005                                            175,000      177,625
                                                                      ----------
HEALTH CARE - 0.4%
Anthem, Inc., 6.80% - 2012                                  300,000      338,516
                                                                      ----------
INDUSTRIAL - OTHER - 0.4%
Eaton Corporation, 5.75% - 2012                             325,000      350,534
                                                                      ----------
INSURANCE - LIFE - 1.1%
AIG Sunamerica Global Financing X,
   6.90% - 2032                                             700,000      861,259
Transamerica Capital II,
   7.65% - 2026(1)                                          100,000      120,156
                                                                      ----------
                                                                         981,415
                                                                      ----------


                                       14                See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                DIVERSIFIED INCOME SERIES
June 30, 2005                                                        (unaudited)

                                                         PRINICIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

INSURANCE - PROPERTY & CASUALTY - 0.6%
Nationwide Mutual Insurance Company,
   8.25% - 2031(1)                                       $  400,000   $  520,405
                                                                      ----------
MEDIA - CABLE - 1.0%
Comcast Corporation, 5.30% - 2014                           325,000      334,103
Jones Intercable, Inc., 7.625% - 2008                       275,000      296,353
Lenfest Communications, Inc.,
   10.50% - 2006                                            250,000      263,225
                                                                      ----------
                                                                         893,681
                                                                      ----------
MEDIA - NONCABLE - 0.3%
New York Times Company,
   4.50% - 2010                                             300,000      302,859
                                                                      ----------
OIL FIELD SERVICES - 0.9%
Transocean, Inc., 6.625% - 2011                             700,000      786,227
                                                                      ----------
PACKAGING - 0.3%
Bemis Company, Inc., 4.875% - 2012(1)                       300,000      306,489
                                                                      ----------
PHARMACEUTICALS - 0.4%
Eli Lilly & Company, 7.125% - 2025                          300,000      383,221
                                                                      ----------
PIPELINES - 1.1%
Consolidated Natural Gas Company,
   6.625% - 2013                                            350,000      394,393
Duke Energy Field Services Corporation,
   7.50% - 2005                                             300,000      301,179
Express Pipeline LP, 6.47% - 2013(1)                        272,267      281,300
                                                                      ----------
                                                                         976,872
                                                                      ----------
RAILROADS - 0.9%
Canadian National Railway Company,
   6.25% - 2034                                             700,000      807,323
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Berkshire Hathaway, 4.75% - 2012(1)                       1,000,000    1,009,129
Reckson Operating Partnership,
   5.15% - 2011                                             700,000      710,340
                                                                      ----------
                                                                       1,719,469
                                                                      ----------
RETAILERS - 0.5%
Tandy Corporation, 6.95% - 2007                             400,000      415,643
                                                                      ----------
SERVICES - 0.2%
American Eco Corporation,
   9.625% - 2008*,(2,4)                                      25,000           --
MasTec, Inc., 7.75% - 2008                                  150,000      147,375
                                                                      ----------
                                                                         147,375
                                                                      ----------
TECHNOLOGY - 2.4%
Affiliated Computer Services,
   5.20% - 2015                                             700,000      697,832
Computer Associates, Inc.,
   5.625% - 2014(1)                                         750,000      760,615
Pitney Bowes, Inc., 5.875% - 2006                           350,000      355,327
Science Applications International
Corporation, 7.125% - 2032                                  300,000      372,077
                                                                      ----------
                                                                       2,185,851
                                                                      ----------
TELECOMMUNICATIONS - WIRELESS - 1.1%
America Movil S.A. de C.V.,
   5.50% - 2014                                          $  250,000   $  249,980
Nextel Communications, Inc.,
   6.875% - 2013                                            700,000      748,125
                                                                      ----------
                                                                         998,105
                                                                      ----------
TRANSPORTATION SERVICES - 1.2%
Erac USA Finance Company:
   7.35% - 2008(1)                                          350,000      377,632
   6.70% - 2034(1)                                          300,000      336,807
TTX Company, 4.90% - 2015(1)                                350,000      349,968
                                                                      ----------
                                                                       1,064,407
                                                                      ----------
TOTAL CORPORATE BONDS
   (cost $27,321,607)                                                 28,619,338
                                                                      ----------

MORTGAGE BACKED SECURITIES - 48.9%

U.S. GOVERNMENT SPONSORED AGENCIES - 45.3%
Federal Home Loan Mortgage Corporation:
   #E01378, 5.00% - 2018                                  1,970,407    1,994,110
   #E01488, 5.00% - 2018                                  1,507,632    1,525,768
   #E01538, 5.00% - 2018                                  1,565,756    1,584,591
   #C44050, 7.00% - 2030                                     36,444       38,375
   #C01172, 6.50% - 2031                                     63,431       65,678
   #C01210, 6.50% - 2031                                     74,233       77,008
   #C50964, 6.50% - 2031                                     66,589       68,948
   #C50967, 6.50% - 2031                                     24,268       25,175
   #C01277, 7.00% - 2031                                    133,712      140,789
   #C01292, 6.00% - 2032                                    277,513      285,028
   #C62801, 6.00% - 2032                                    151,918      156,032
   #C01287, 6.50% - 2032                                    197,491      204,486
   #C76358, 5.00% - 2033                                  1,423,791    1,426,398
   #C78238, 5.50% - 2033                                  1,428,801    1,450,035
   #A16943, 6.00% - 2033                                  1,243,720    1,276,139
   #G08014, 5.00% - 2034                                  1,904,357    1,906,769
   #G08015, 5.50% - 2034                                  1,822,241    1,848,891
   #A17903, 6.00% - 2034                                  1,282,305    1,315,711

Federal National Mortgage Association:
   #254473, 5.50% - 2017                                  1,634,611    1,679,133
   #720714, 4.50% - 2018                                  1,570,578    1,564,566
   FNR 2005-46 TW, 5.00% - 2018                           1,800,000    1,831,250
   #555549, 5.00% - 2018                                  1,890,446    1,912,824
   #750465, 5.00% - 2018                                  1,532,276    1,550,643
   #780952, 4.00% - 2019                                  1,913,780    1,875,501
   FNR 1990-108 G, 7.00% - 2020                              62,754       65,360
   #252806, 7.50% - 2029                                     48,687       52,051
   #252874, 7.50% - 2029                                     46,850       50,087
   #535277, 7.00% - 2030                                     43,459       45,833
   #190307, 8.00% - 2030                                     26,770       28,791
   #253356, 8.00% - 2030                                     31,631       34,019
   #541735, 8.00% - 2030                                     25,642       27,578


                                       15                See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                DIVERSIFIED INCOME SERIES
June 30, 2005                                                        (unaudited)

                                                        PRINICIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
MORTGAGE BACKED SECURITIES (CONTINUED)

U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Federal National Mortgage Association (continued)
   #585348, 6.50% - 2031                                $   49,874   $    51,632
   #254477, 5.50% - 2032                                   644,929       654,141
   #254198, 6.00% - 2032                                   395,459       405,569
   #254377, 6.00% - 2032                                   543,524       557,590
   #666750, 6.00% - 2032                                   574,214       588,894
   #254346, 6.50% - 2032                                   201,112       208,202
   #545691, 6.50% - 2032                                   270,481       280,016
   #659790, 6.50% - 2032                                   221,340       229,450
   #640008, 7.00% - 2032                                   115,408       121,712
   #702879, 5.00% - 2033                                 1,512,333     1,514,455
   #709805, 5.00% - 2033                                 1,314,930     1,316,775
   #688328, 5.50% - 2033                                 1,135,895     1,152,476
   #689108, 5.50% - 2033                                   699,233       709,640
   #709748, 5.50% - 2033                                 1,465,109     1,486,915
   #713971, 5.50% - 2033                                 1,313,406     1,332,578
   #754903, 5.50% - 2033                                 1,254,331     1,271,755
   #725033, 6.00% - 2034                                   964,875       989,580
   #255554, 5.50% - 2035                                 1,514,006     1,535,603
                                                                     -----------
                                                                      40,514,550
                                                                     -----------
U.S. GOVERNMENT SPONSORED SECURITES - 1.6%
Government National Mortgage Association:
   #313107, 7.00% - 2022                                   104,438       110,575
   #328618, 7.00% - 2022                                    20,031        21,208
   #1260, 7.00% - 2023                                      10,997        11,588
   #352022, 7.00% - 2023                                    55,151        58,391
   #369303, 7.00% - 2023                                    65,516        69,366
   #347017, 7.00% - 2024                                    48,237        51,071
   #371006, 7.00% - 2024                                    28,323        29,987
   #371012, 7.00% - 2024                                    48,269        51,105
   #1849, 8.50% - 2024                                       8,715         9,464
   #2320, 7.00% - 2026                                      25,199        26,554
   #780454, 7.00% - 2026                                    69,568        73,655
   #2270, 8.00% - 2026                                      21,181        22,759
   #2445, 8.00% - 2027                                      24,380        26,196
   #2689, 6.50% - 2028                                      33,597        34,970
   #464356, 6.50% - 2028                                    44,829        46,856
   #2616, 7.00% - 2028                                      32,452        34,196
   #462680, 7.00% - 2028                                    44,992        47,636
   #518436, 7.25% - 2029                                    41,213        43,920
   #491492, 7.50% - 2029                                    34,824        37,320
   #510704, 7.50% - 2029                                    57,819        61,963
   #781079, 7.50% - 2029                                    25,644        27,482
   #2909, 8.00% - 2030                                      29,439        31,633
   #479229, 8.00% - 2030                                    22,965        24,791
   #479232, 8.00% - 2030                                    13,100        14,141
   #508342, 8.00% - 2030                                    55,027        59,400
   #564472, 6.50% - 2031                                   179,569       187,761
   #538285, 6.50% - 2031                                    73,320        76,636
   #552324, 6.50% - 2032                                   139,622       145,936
                                                                     -----------
                                                                       1,436,560
                                                                     -----------
NON-AGENCY SECURITIES - 2.0%
Chase Commercial Mortgage Securities Corporation:
   1997-1B, 7.37% - 2029                                $1,500,000   $ 1,571,899
   1998-1B, 6.56% - 2030                                   225,000       239,383
Global Rate Eligible Asset Trust
   1998-A, 7.33% - 2006(2,4)                                41,248            --
                                                                     -----------
                                                                       1,811,282
                                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES
   (cost $43,586,839)                                                 43,762,392
                                                                     -----------
U.S. SPONSORED AGENCY BONDS & NOTES - 8.6%
Federal Home Loan Bank,
   6.375% - 2006                                           800,000       821,313
Federal Home Loan Mortgage,
   2.850% - 2007                                         2,000,000     1,965,870
Federal National Mortgage Association:
   4.00% - 2007                                          2,000,000     2,001,676
   6.00% - 2008                                            400,000       422,818
   7.125% - 2030                                         1,000,000     1,367,236
   6.625% - 2030                                           250,000       324,427
                                                                     -----------
                                                                       4,116,157
                                                                     -----------
Financing Corporation,
   9.65% - 2018                                            500,000       755,602
                                                                     -----------
TOTAL U.S. SPONSORED AGENCY BONDS & NOTES
   (cost $7,106,679)                                                   7,658,942
                                                                     -----------
U.S. GOVERNMENT SECURITIES - 6.4%
U.S. Treasury Bond,
   5.375% - 2031                                         2,000,000     2,360,000
U.S. Treasury Note:
   4.625% - 2006                                         1,000,000     1,009,375
   3.750% - 2007                                           400,000       400,609
   6.25% - 2007                                          1,500,000     1,562,578
   4.00% - 2010                                            350,000       353,828
                                                                     -----------
                                                                       3,326,390
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $5,440,279)                                                   5,686,390
                                                                     -----------
COMMERCIAL PAPER - 2.6%

FINANCIAL OTHER - 2.6%
Countrywide Financial:
   3.45%, 07-01-05                                       1,000,000     1,000,000
   3.52%, 07-05-05                                       1,300,000     1,299,522
                                                                     -----------
                                                                       2,299,522
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $2,299,522)                                                   2,299,522
                                                                     -----------


                                       16                See accompanying notes.

Schedule of Investments                                     SECURITY INCOME FUND
June 30, 2005                                          DIVERSIFIED INCOME SERIES
                                                                     (unaudited)

                                                       PRINICIPAL      MARKET
                                                         AMOUNT        VALUE
                                                       ----------   -----------
ASSET BACKED COMMERCIAL PAPER - 1.2%
SECURITIES - 1.2%
Asset One Securitization,
   3.15%, 7-07-05                                      $1,100,000   $ 1,099,395
                                                                    -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $1,099,395)                                                  1,099,395
                                                                    -----------
REPURCHASE AGREEMENT - 1.5%
United Missouri Bank, 2.80%, dated
   06-30-05, matures 07-01-05;
   repurchase amount of $1,326,103
   (Collateralized by GNMA, 5.00%,
   11-16-31 with a value of
   $1,352,956)                                          1,326,000     1,326,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
   (cost $1,326,000)                                                  1,326,000
                                                                    -----------
TOTAL INVESTMENTS - 101.2%
   (cost $88,180,321)                                                90,451,979
LIABILITIES, LESS CASH & OTHER ASSETS - (1.2%)                       (1,033,677)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $89,418,302
                                                                    ===========

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $89,571,508.

*    Non-income producing security plc (public limited company)

(1) Security is a 144A security. The total market value of 144A securities is $6,546,686 (cost $6,279,254), or 7.3% of total net assets.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.

(3)  Variable rate security. Rate indicated is rate effective June 30, 2005.

(4) Security is in default. Security is also illiquid. The total market value of illiquid securities is $0 (cost $66,159), or 0.0% of total net assets.


                                       17                See accompanying notes.

                                                            SECURITY INCOME FUND
                                                       DIVERSIFIED INCOME SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ........................................   $90,451,979
Receivables:
   Fund shares sold .............................................        90,866
   Interest .....................................................       736,144
Prepaid expenses ................................................        53,571
                                                                    -----------
Total assets ....................................................    91,332,560
                                                                    -----------
LIABILITIES:
Cash overdraft ..................................................     1,014,516
Payable for:
   Securities purchased .........................................       697,592
   Fund shares redeemed .........................................        63,260
   Management fees ..............................................        25,545
   Transfer agent and administration fees .......................        37,559
   Professional fees ............................................         6,855
   12b-1 distribution plan fees .................................        66,172
   Other ........................................................         2,759
                                                                    -----------
Total liabilities ...............................................     1,914,258
                                                                    -----------
NET ASSETS ......................................................   $89,418,302
                                                                    -----------
NET ASSETS CONSIST OF:
Paid in capital .................................................   $94,466,122
Accumulated net investment loss .................................      (545,147)
Accumulated net realized loss
   on sale of investments .......................................    (6,774,331)
Net unrealized appreciation
   in value of investments ......................................     2,271,658
                                                                    -----------
Net assets ......................................................   $89,418,302
                                                                    ===========
CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized) ......................    15,351,907
Net assets ......................................................   $73,008,939
Net asset value and redemption price per share ..................   $      4.76
                                                                    ===========
Maximum offering price per share (net asset
   value divided by 95.25%) .....................................   $      5.00
                                                                    ===========
CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) ......................     2,348,669
Net assets ......................................................   $11,125,035
Net asset value, offering and redemption
   price per share (excluding any applicable
   contingent deferred sales charge) ............................   $      4.74
                                                                    ===========
CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized) ......................     1,117,562
Net assets ......................................................   $ 5,284,328
Net asset value, offering and redemption price
   per share (excluding any applicable
   contingent deferred sales charge) ............................   $      4.73
                                                                    ===========
(1)Investments, at cost .........................................   $88,180,321

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
Interest .........................................................   $2,285,483
                                                                     ----------
Total investment income ..........................................    2,285,483
                                                                     ----------
EXPENSES:
   Management fees ...............................................      159,132
   Custodian fees ................................................        8,593
   Transfer agent/maintenance fees ...............................      153,423
   Administration fees ...........................................       47,007
   Directors' fees ...............................................        1,960
   Professional fees .............................................       10,427
   Reports to shareholders .......................................        6,379
   Registration fees .............................................       19,028
   Other expenses ................................................        4,512
   12b-1 distribution plan fees - Class A ........................       91,116
   12b-1 distribution plan fees - Class B ........................       64,685
   12b-1 distribution plan fees - Class C ........................       25,513
                                                                     ----------
   Total expenses ................................................      591,775
   Less:
      Reimbursement of expenses - Class A ........................      (76,141)
      Reimbursement of expenses - Class B ........................      (13,459)
      Reimbursement of expenses - Class C ........................       (5,466)
                                                                     ----------
   Net expenses ..................................................      496,709
                                                                     ----------
   Net investment income .........................................    1,788,774
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ...................................................      699,471
                                                                     ----------
   Net realized gain .............................................      699,471
                                                                     ----------
Net unrealized depreciation during the period on:
   Investments ...................................................     (736,376)
                                                                     ----------
   Net unrealized depreciation ...................................     (736,376)
                                                                     ----------
Net loss .........................................................      (36,905)
                                                                     ----------
Net increase in net assets resulting from operations .............   $1,751,869
                                                                     ==========


                                      18                 See accompanying notes.

                                                            SECURITY INCOME FUND
Statement of Changes in Net Assets                     DIVERSIFIED INCOME SERIES

                                                              SIX MONTHS ENDED
                                                                JUNE 30, 2005        YEAR ENDED
                                                                 (UNAUDITED)     DECEMBER 31, 2004
                                                              ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ..................................     $  1,788,774       $  3,842,697
   Net realized gain (loss) during
      the period on investments ...........................          699,471           (173,715)
   Net unrealized depreciation during
      the period on investments ...........................         (736,376)          (689,342)
                                                                ------------       ------------
   Net increase in net assets resulting from operations ...        1,751,869          2,979,640
                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A .............................................       (1,487,737)        (3,473,423)
      Class B .............................................         (209,847)          (504,874)
      Class C .............................................          (84,175)          (207,103)
                                                                ------------       ------------
   Total distributions to shareholders ....................       (1,781,759)        (4,185,400)
                                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A .............................................       12,334,830         20,132,166
      Class B .............................................        1,219,916          6,958,364
      Class C .............................................          718,939          1,459,722
   Distributions reinvested
      Class A .............................................        1,377,026          2,998,350
      Class B .............................................          195,632            473,120
      Class C .............................................           79,080            192,657
   Cost of shares redeemed
      Class A .............................................      (15,976,544)       (24,824,137)
      Class B .............................................       (4,608,811)        (5,835,767)
      Class C .............................................         (734,353)        (2,198,352)
                                                                ------------       ------------
   Net decrease from capital share transactions ...........       (5,394,285)          (643,877)
                                                                ------------       ------------
   Net decrease in net assets .............................       (5,424,175)        (1,849,637)
                                                                ------------       ------------
NET ASSETS:
   Beginning of period ....................................       94,842,477         96,692,114
                                                                ------------       ------------
   End of period ..........................................     $ 89,418,302       $ 94,842,477
                                                                ============       ============
   Accumulated net investment loss at end of period .......     $   (545,147)      $   (552,162)
                                                                ============       ============
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A .............................................        2,603,433          4,206,848
      Class B .............................................          258,187          1,459,436
      Class C .............................................          152,431            307,396
   Shares reinvested
      Class A .............................................          291,333            629,350
      Class B .............................................           41,556             99,693
      Class C .............................................           16,832             40,652
   Shares redeemed
      Class A .............................................       (3,373,847)        (5,170,948)
      Class B .............................................         (976,553)        (1,220,488)
      Class C .............................................         (155,447)          (462,503)


                                       19                See accompanying notes.

Financial Highlights                                        SECURITY INCOME FUND
                                                       DIVERSIFIED INCOME SERIES

Selected data for each share of capital stock outstanding throughout each period

                                                            SIX MONTHS                                              YEAR ENDED,
                                                          ENDED JUNE 30,                                           DECEMBER 31,
CLASS A                                                       2005(I)        2004      2003      2002    2001(G)      2000(E)
-------                                                   --------------   -------   -------   -------   -------   ------------
PER SHARE DATA
Net asset value, beginning of period                         $  4.76       $  4.82   $  4.90   $  4.73   $  4.66     $  4.52
                                                             -------       -------   -------   -------   -------     -------
Income (loss) from investment operations:
Net investment income (loss)(c)                                 0.10          0.20      0.20      0.24      0.26        0.28
Net gain (loss) on securities (realized and unrealized)           --         (0.04)    (0.07)     0.18      0.07        0.14
                                                             -------       -------   -------   -------   -------     -------
Total from investment operations                                0.10          0.16      0.13      0.42      0.33        0.42
                                                             -------       -------   -------   -------   -------     -------
Less distributions:
Dividends from net investment income                           (0.10)        (0.22)    (0.21)    (0.25)    (0.26)      (0.28)
Distributions from realized gains                                 --            --        --        --        --          --
                                                             -------       -------   -------   -------   -------     -------
Total distributions                                            (0.10)        (0.22)    (0.21)    (0.25)    (0.26)      (0.28)
                                                             -------       -------   -------   -------   -------     -------
Net asset value, end of period                               $  4.76       $  4.76   $  4.82   $  4.90   $  4.73     $  4.66
                                                             =======       =======   =======   =======   =======     =======

TOTAL RETURN(A)                                                 2.05%         3.37%     2.72%     9.04%     7.33%       9.68%
                                                             -------       -------   -------   -------   -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $73,009       $75,292   $77,950   $68,489   $59,168     $63,293
                                                             -------       -------   -------   -------   -------     -------
Ratios to average net assets:
Net investment income (loss)                                    4.08%         4.18%     4.17%     4.98%     5.57%       6.18%
Total expenses                                                  0.95%         0.95%     0.95%     0.95%     0.95%       0.96%
Gross expenses(b)                                               1.16%         1.06%     1.04%     1.02%     1.04%       1.19%
Net expenses(d)                                                 0.95%         0.95%     0.95%     0.95%     0.95%       0.96%
                                                             -------       -------   -------   -------   -------     -------
Portfolio turnover rate                                           60%           44%       45%       33%       38%         71%

                                                            SIX MONTHS                                              YEAR ENDED,
                                                          ENDED JUNE 30,                                           DECEMBER 31,
CLASS B                                                       2005(I)        2004      2003      2002    2001(G)      2000(E)
-------                                                   --------------   -------   -------   -------   -------   ------------
PER SHARE DATA
Net asset value, beginning of period                         $  4.74       $  4.80   $  4.88   $  4.71   $  4.65     $  4.51
                                                             -------       -------   -------   -------   -------     -------
Income (loss) from investment operations:
Net investment income (loss)(c)                                 0.08          0.16      0.17      0.20      0.22        0.23
Net gain (loss) on securities (realized and unrealized)           --         (0.04)    (0.08)     0.18      0.07        0.16
                                                             -------       -------   -------   -------   -------     -------
Total from investment operations                                0.08          0.12      0.09      0.38      0.29        0.39
                                                             -------       -------   -------   -------   -------     -------
Less distributions:
Dividends from net investment income                           (0.08)        (0.18)    (0.17)    (0.21)    (0.23)      (0.25)
Distributions from realized gains                                 --            --        --        --        --          --
                                                             -------       -------   -------   -------   -------     -------
Total distributions                                            (0.08)        (0.18)    (0.17)    (0.21)    (0.23)      (0.25)
                                                             -------       -------   -------   -------   -------     -------
Net asset value, end of period                               $  4.74       $  4.74   $  4.80   $  4.88   $  4.71     $  4.65
                                                             =======       =======   =======   =======   =======     =======

TOTAL RETURN(A)                                                 1.65%         2.60%     1.96%     8.29%     6.36%       8.89%
                                                             -------       -------   -------   -------   -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $11,125       $14,331   $12,902   $20,365   $13,685     $13,850
                                                             -------       -------   -------   -------   -------     -------
Ratios to average net assets:
Net investment income (loss)                                    3.34%         3.42%     3.43%     4.22%     4.83%       5.40%
Total expenses                                                  1.70%         1.70%     1.70%     1.70%     1.70%       1.71%
Gross expenses(b)                                               1.91%         1.81%     1.79%     1.77%     1.79%       2.02%
Net expenses(d)                                                 1.70%         1.70%     1.70%     1.70%     1.70%       1.71%
                                                             -------       -------   -------   -------   -------     -------
Portfolio turnover rate                                           60%           44%       45%       33%       38%         71%
                                                             -------       -------   -------   -------   -------     -------


                                       20                See accompanying notes.

Financial Highlights                                        SECURITY INCOME FUND
                                                       DIVERSIFIED INCOME SERIES

Selected data for each share of capital stock outstanding throughout each period

                                                            SIX MONTHS                                            YEAR ENDED,
                                                          ENDED JUNE 30,                                         DECEMBER 31,
CLASS C                                                       2005(I)       2004     2003    2002(H)   2001(G)      2000(F)
-------                                                   --------------   ------   ------   -------   -------   ------------
PER SHARE DATA
Net asset value, beginning of period                          $ 4.73       $ 4.79   $ 4.87   $ 4.70    $ 4.65       $ 4.42
                                                              ------       ------   ------   ------    ------       ------
Income (loss) from investment operations:
Net investment income (loss)(c)                                 0.08         0.16     0.17     0.19      0.21         0.21
Net gain (loss) on securities (realized and unrealized)           --        (0.04)   (0.07)    0.19      0.08         0.19
                                                              ------       ------   ------   ------    ------       ------
Total from investment operations                                0.08         0.12     0.10     0.38      0.29         0.40
                                                              ------       ------   ------   ------    ------       ------
Less distributions:
Dividends from net investment income                           (0.08)       (0.18)   (0.18)   (0.21)    (0.24)       (0.17)
Distributions from realized gains                                 --           --       --       --        --           --
                                                              ------       ------   ------   ------    ------       ------
Total distributions                                            (0.08)       (0.18)   (0.18)   (0.21)    (0.24)       (0.17)
                                                              ------       ------   ------   ------    ------       ------
Net asset value, end of period                                $ 4.73       $ 4.73   $ 4.79   $ 4.87    $ 4.70       $ 4.65
                                                              ======       ======   ======   ======    ======       ======

TOTAL RETURN(A)                                                 1.65%        2.61%    1.98%    8.30%     6.30%        7.88%
                                                              ------       ------   ------   ------    ------       ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $5,284       $5,219   $5,840   $4,901    $1,760       $  442
                                                              ------       ------   ------   ------    ------       ------
Ratios to average net assets:
Net investment income (loss)                                    3.34%        3.43%    3.42%    4.18%     4.84%        5.32%
Total expenses                                                  1.70%        1.70%    1.70%    1.70%     1.69%        1.67%
Gross expenses(b)                                               1.91%        1.81%    1.80%    1.77%     1.79%        1.84%
Net expenses(d)                                                 1.70%        1.70%    1.70%    1.70%     1.69%        1.67%
                                                              ------       ------   ------   ------    ------       ------
Portfolio turnover rate                                           60%          44%      45%      33%       38%          40%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) Portfolio turnover calculation excludes the portfolio investments in the Limited Maturity Fund and Corporate Bond Fund prior to merger.

(f) Class C shares were initially offered for sale on May 1, 2000. Percentage amounts for the period, except for total return, have been annualized.

(g) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.01% to 0.18%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(h) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(i) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.


                                       21                See accompanying notes.

                      This page left blank intentionally.

                              SECURITY INCOME FUND
                                HIGH YIELD SERIES

                              (SECURITY FUNDS LOGO)

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY INCOME FUND
Performance Summary                                            HIGH YIELD SERIES
August 15, 2005                                                      (unaudited)

PERFORMANCE

HIGH YIELD SERIES VS.
LEHMAN BROTHERS HIGH YIELD INDEX

   DATE        value
----------   ---------
HIGH YIELD
08/05/96      9,525.00
09/30/96      9,781.13
12/31/96     10,019.35
03/31/97     10,194.64
06/30/97     10,599.53
09/30/97     11,003.32
12/31/97     11,278.65
03/31/98     11,641.71
06/30/98     11,747.59
09/30/98     11,547.45
12/31/98     11,835.90
03/31/99     11,951.34
06/30/99     11,911.59
09/30/99     11,778.78
12/31/99     11,770.53
03/31/00     11,539.45
06/30/00     11,534.45
09/29/00     11,686.67
12/29/00     11,408.90
03/30/01     11,935.96
06/29/01     11,704.42
09/28/01     11,206.81
12/31/01     11,966.49
03/28/02     12,272.56
06/28/02     11,738.61
09/30/02     11,178.30
12/31/02     11,764.15
03/31/03     12,300.92
06/30/03     13,392.56
09/30/03     13,729.67
12/31/03     14,307.86
03/31/04     14,653.42
06/30/04     14,531.64
09/30/04     15,105.25
12/31/04     15,874.54
03/31/05     15,714.83
06/30/05     15,925.16

LEHMAN BROTHERS HIGH YIELD

       DATE           value
-----------------   ---------
INCEPTION 8/05/96   10,000.00
09/30/96            10,351.60
12/31/96            10,713.39
03/31/97            10,833.03
06/30/97            11,336.46
09/30/97            11,851.52
12/31/97            12,081.46
03/31/98            12,487.78
06/30/98            12,625.65
09/30/98            12,050.69
12/31/98            12,307.03
03/31/99            12,533.43
06/30/99            12,566.52
09/30/99            12,386.91
12/31/99            12,589.80
03/31/00            12,295.73
06/30/00            12,437.20
09/30/00            12,507.18
12/31/00            11,851.92
03/31/01            12,604.41
06/30/01            12,317.36
09/30/01            11,796.11
12/31/01            12,477.29
03/31/02            12,687.30
06/30/02            11,878.19
09/30/02            11,529.80
12/31/02            12,306.90
03/31/03            13,243.88
06/30/03            14,581.95
09/30/03            14,985.63
12/31/03            15,871.49
03/31/04            16,243.91
06/30/04            16,087.61
09/30/04            16,867.08
12/31/04            17,639.12
03/31/05            17,354.98
06/30/05            17,835.42

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of High Yield Series on August 5, 1996 (date of inception), and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares.

PORTFOLIO COMPOSITION BY QUALITY RATING (BASED ON STANDARD AND POOR'S RATINGS)

BBB                                      0.80%
BB                                      27.03
B                                       50.63
CCC                                      9.52
CC                                       0.99
NR                                       4.70
Common Stocks                            0.52
Repurchase Agreement                     3.64
Cash & other assets, less liabilities    2.17

AVERAGE ANNUAL RETURNS

                                              SINCE
PERIODS ENDED 06-30-05   1 YEAR   5 YEARS   INCEPTION
----------------------   ------   -------   ---------
A Shares                  4.36%    5.66%        5.39%
                                            (8-05-96)
B Shares                  3.74%    5.55%        5.12%
                                            (8-05-96)
C Shares                  7.77%    5.89%        5.73%
                                             (5-1-00)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waivers, the performance quoted would be reduced. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       24                See accompanying notes.

                                                            SECURITY INCOME FUND
Performance Summary                                            HIGH YIELD SERIES
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                                BEGINNING         ENDING      EXPENSES PAID
                              ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                 01-01-05      06-30-05(1)      PERIOD(2)
                              -------------   -------------   -------------
High Yield Series - Class A
   Actual                       $1,000.00       $1,003.18         $ 7.70
   Hypothetical                  1,000.00        1,017.06           7.75

High Yield Series - Class B
   Actual                        1,000.00          998.50          11.40
   Hypothetical                  1,000.00        1,013.57          11.48

High Yield Series - Class C
   Actual                        1,000.00          999.30          11.39
   Hypothetical                  1,000.00        1,013.52          11.47

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was 0.32%, (0.15%) and (0.07%), for
     Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.55%, 2.30% and 2.30% for Class A, B and C class shares, respectively, net of any waivers and expense reductions) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                            SECURITY INCOME FUND
Schedule of Investments                                        HIGH YIELD SERIES
June 30, 2005                                                        (unaudited)

                                                          PRINCIPAL
                                                          AMOUNT OR
                                                           NUMBER       MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
CONVERTIBLE BONDS - 6.5%

AUTOMOTIVE - 0.8%
Sonic Automotive, Inc., 5.25% - 2009                       $350,000   $  339,500
                                                                      ----------
CONSTRUCTION MACHINERY - 1.3%
United Rentals, Inc., 1.875% - 2023                        $575,000      558,469
                                                                      ----------
ELECTRIC UTILITIES - 2.3%
AES Corporation, 4.50% - 2005                              $950,000      950,000
                                                                      ----------
MEDIA-CABLE - 0.8%
Mediacom Communications Corporation,
   5.25% - 2006                                            $325,000      323,781
                                                                      ----------
OIL FIELD SERVICES - 0.7%
Oil States International, Inc.,
   2.375% - 2025(4)                                        $300,000      310,500
                                                                      ----------
TELECOMMUNICATIONS-WIRELESS - 0.6%
Nextel Communications, Inc.,
   5.25% - 2010                                            $250,000      250,937
                                                                      ----------
TOTAL CONVERTIBLE BONDS
   (cost $2,660,241)                                                   2,733,187
                                                                      ----------

COMMON STOCK - 0.5%

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Bimini Mortgage Management, Inc.                             15,250      215,025
                                                                      ----------
TOTAL COMMON STOCK
   (cost $225,975)                                                       215,025
                                                                      ----------

WARRANTS - 0.0%

Core Mark Holdings Company, Inc.,
   $1.00, 08-20-11*,(5)                                         124        1,066
                                                                      ----------
TOTAL WARRANTS
   (cost $0)                                                               1,066
                                                                      ----------

CORPORATE BONDS - 87.2%

AEROSPACE & DEFENSE - 2.6%
Esterline Technologies Corporation,
   7.75% - 2013                                            $350,000      371,000
Sequa Corporation, 9.00% - 2009                            $125,000      137,813
Vought Aircraft Industries, Inc.,
   8.00% - 2011                                            $600,000      594,000
                                                                      ----------
                                                                       1,102,813
                                                                      ----------
AIRLINES - 0.9%
AMR Commercial Lines LLC,
   9.50% - 2015(4)                                         $275,000      290,125
Pegasus Aviation Lease Securitization,
   8.42% - 2030(5)                                         $244,615           --
United Air Lines, Inc., 7.73% - 2010                       $ 99,949       93,132
                                                                      ----------
                                                                         383,257
                                                                      ----------
AUTOMOTIVE - 3.5%
Adesa, Inc., 7.625% - 2012                                 $250,000   $  253,750
Allied Holdings, Inc., 8.625% - 2007                        225,000      106,875
Briggs & Stratton Corporation,
   8.875% - 2011                                            150,000      171,375
Goodyear Tire & Rubber Company,
   9.00% - 2015(4)                                          300,000      294,750
Group 1 Automotive, Inc.,
   8.25% - 2013                                             100,000      101,000
Sonic Automotive, Inc., 8.625% - 2013                       400,000      404,000
TRW Automotive, Inc., 9.375% - 2013                         134,000      148,405
                                                                      ----------
                                                                       1,480,155
                                                                      ----------
BANKING - 0.6%
E*Trade Financial Corporation,
   8.00% - 2011                                             200,000      210,500
FCB/NC Capital Trust I, 8.05% - 2028                         50,000       54,058
                                                                      ----------
                                                                         264,558
                                                                      ----------
BUILDING MATERIALS - 2.4%
Building Materials Corporation:
   7.75% - 2005                                             209,000      208,477
   8.00% - 2007                                             450,000      447,187
   8.00% - 2008                                             175,000      173,250
Nortek, Inc., 8.50% - 2014                                  200,000      186,000
                                                                      ----------
                                                                       1,014,914
                                                                      ----------
CHEMICALS - 1.1%
ISP Holdings, Inc., 10.625% - 2009                          200,000      215,000
United Agri Products, 8.25% - 2011                          226,000      233,910
                                                                      ----------
                                                                         448,910
                                                                      ----------
CONSTRUCTION MACHINERY - 2.0%
Case New Holland, Inc.,
   9.25% - 2011(4)                                          350,000      367,500
Navistar International Corporation:
   7.50% - 2011                                             250,000      255,000
   6.25% - 2012(4)                                          225,000      217,125
                                                                      ----------
                                                                         839,625
                                                                      ----------
CONSUMER PRODUCTS - 1.2%
Ames True Temper, Inc.,
   7.141% - 2012(2)                                          50,000       47,500
Del Laboratories, Inc., 8.00% - 2012                        425,000      365,500
WH Holdings/ WH Capital,
   9.50% - 2011                                              90,000       96,300
                                                                      ----------
                                                                         509,300
                                                                      ----------
DIVERSIFIED MANUFACTURING - 1.3%
Bombardier, Inc., 6.75% - 2012(4)                           550,000      522,500
                                                                      ----------


                                       26                See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                        HIGH YIELD SERIES
June 30, 2005                                                        (unaudited)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

ELECTRIC - 3.3%
CMS Energy Corporation,
   7.50% - 2009                                          $  175,000   $  184,187
East Coast Power LLC:
   6.737% - 2008                                             26,492       26,821
   7.066% - 2012                                             56,347       57,689
Edison Mission Energy,
   10.00% - 2008                                            450,000      505,125
NRG Energy, Inc., 8.00% - 2013(4)                           196,000      206,780
Reliant Energy, Inc., 6.75% - 2014                          425,000      415,438
                                                                      ----------
                                                                       1,396,040
                                                                      ----------
ENERGY - INDEPENDENT - 3.9%
El Paso Production Holding Company,
   7.75% - 2013                                             250,000      266,875
Houston Exploration, 7.00% - 2013                            50,000       51,625
Magnum Hunter Resources, Inc.,
   9.60% - 2012                                             532,000      590,520
Range Resources Corporation,
   7.375% - 2013                                            175,000      186,375
TransMontaigne, Inc., 9.125% - 2010                         500,000      520,000
                                                                      ----------
                                                                       1,615,395
                                                                      ----------
ENERGY - INTEGRATED - 0.4%
Petrobras International Finance Company:
   9.00% - 2008(1)                                           75,000       88,875
   9.125% - 2013                                             75,000       85,313
                                                                      ----------
                                                                         174,188
                                                                      ----------
ENTERTAINMENT - 5.0%
AMC Entertainment, Inc.,
   9.50% - 2011                                             250,000      245,312
Blockbuster, Inc., 9.00% - 2012(4)                          500,000      467,500
Cinemark USA, Inc., 9.00% - 2013                            350,000      359,625
Marquee Holdings, Inc.,
   0.00% - 2014(1)                                        1,250,000      762,500
Speedway Motorsports, Inc.,
   6.75% - 2013                                             250,000      257,500
                                                                      ----------
                                                                       2,092,437
                                                                      ----------
ENVIRONMENTAL - 1.1%
Allied Waste North America:
   8.875% - 2008                                            150,000      157,500
   7.25% - 2015(4)                                          200,000      193,500
Casella Waste Systems, Inc.,
   9.75% - 2013                                             100,000      108,000
                                                                      ----------
                                                                         459,000
                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 1.3%
American Real Estate Partners:
   8.125% - 2012                                            200,000      206,000
   7.125% - 2013(4)                                         350,000      343,000
                                                                      ----------
                                                                         549,000
                                                                      ----------
FOOD & BEVERAGE - 5.5%
Bear Creek Corporation,
   9.00% - 2013(4)                                       $  250,000   $  243,750
Canandaigua Brands, Inc.,
   8.625% - 2006                                            241,000      250,640
Dean Foods Company, 8.15% - 2007                            650,000      685,750
Dole Foods Company, Inc.:
   7.25% - 2010                                             350,000      355,250
   8.875% - 2011                                             50,000       53,375
Land O' Lakes, Inc., 8.75% - 2011                           725,000      730,438
                                                                      ----------
                                                                       2,319,203
                                                                      ----------
GAMING - 4.7%
American Casino & Entertainment,
   7.85% - 2012                                             200,000      212,000
Harrah's Operating Company, Inc.,
   7.875% - 2005                                            525,000      532,875
MGM Mirage, Inc., 6.75% - 2012                              375,000      386,250
Mandalay Resort Group, 6.50% - 2009                         200,000      204,500
Mohegan Tribal Gaming, 6.375% - 2009                        250,000      255,000
Park Place Entertainment,
   7.875% - 2005                                            175,000      177,625
Station Casinos, Inc., 6.00% - 2012                         200,000      203,000
                                                                      ----------
                                                                       1,971,250
                                                                      ----------
HEALTH CARE - 4.5%
Alderwoods Group, Inc.,
   7.75% - 2012(4)                                          100,000      106,125
Coventry Health Care, Inc.,
   6.125% - 2015                                            425,000      432,437
Fisher Scientific International, Inc.,
   8.00% - 2013                                             500,000      571,250
HCA, Inc., 6.375% - 2015                                    200,000      207,522
HealthSouth Corporation,
   8.50% - 2008                                             225,000      228,938
Inverness Medical Innovations, Inc.,
   8.75% - 2012                                             250,000      248,125
Ventas Realty LP/Cap Corporation,
   7.125% - 2015(4)                                         100,000      104,000
                                                                      ----------
                                                                       1,898,397
                                                                      ----------
INDUSTRIAL - OTHER - 3.6%
Anixter International, Inc.,
   5.95% - 2015                                             250,000      247,737
Coleman Cable, Inc., 9.875% - 2012(4)                       100,000       89,000
Corrections Corporation of America,
   7.50% - 2011                                              50,000       52,062
Iron Mountain, Inc.:
   8.25% - 2011                                             250,000      253,750
   7.75% - 2015                                              25,000       25,125
Usec, Inc., 6.625% - 2006                                   850,000      841,500
                                                                      ----------
                                                                       1,509,174
                                                                      ----------


                                       27                See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                        HIGH YIELD SERIES
June 30, 2005                                                        (unaudited)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

INSURANCE - LIFE - 0.2%
Genamerica Capital, Inc.,
   8.525% - 2027(4)                                      $   75,000   $   83,357
                                                                      ----------
INSURANCE - PROPERTY & CASUALTY - 1.3%
Fairfax Financial Holdings, 7.75% - 2012                    550,000      522,500
                                                                      ----------
LODGING - 0.9%
Starwood Hotels & Resorts,
   7.375% - 2007(1)                                         150,000      156,750
Sun International Hotels, 8.875% - 2011                     200,000      214,000
                                                                      ----------
                                                                         370,750
                                                                      ----------
MEDIA - CABLE - 2.8%
CSC Holdings, Inc.:
   7.25% - 2008                                             125,000      125,312
   6.75% - 2012(4)                                          175,000      164,500
Cablevision Systems Corporation,
   7.89% - 2009(2)                                          500,000      501,250
Charter Communications Holdings, Inc., LLC:
   8.625% - 2009                                            100,000       74,250
   11.125% - 2011                                           200,000      149,500
Shaw Communications, Inc.,
   7.25% - 2011                                             125,000      135,938
                                                                      ----------
                                                                       1,150,750
                                                                      ----------
MEDIA - NONCABLE - 3.8%
DirecTV Holdings/Finance,
   6.375% - 2015(4)                                         150,000      149,250
Intelsat, Ltd., 7.625% - 2012                             1,125,000      990,000
RH Donnelley Finance Corporation:
   8.875% - 2010                                            200,000      218,500
   10.875% - 2012                                           125,000      145,313
USA Networks, Inc., 6.75% - 2005                             75,000       75,607
                                                                      ----------
                                                                       1,578,670
                                                                      ----------
METALS & MINING - 4.1%
AK Steel Corporation, 7.875% - 2009                         775,000      705,250
Arch Western Finance, 6.75% - 2013                          300,000      309,750
Asarco, Inc., 7.875% - 2013                                 100,000       85,000
Asia Aluminum Holdings, 8.00% - 2011(4)                     200,000      196,500
Bulong Operations, 12.50% - 2008*, (3, 5)                    75,000           --
Noble Group, Ltd., 6.625% - 2015(4)                         450,000      415,456
                                                                      ----------
                                                                       1,711,956
                                                                      ----------
OIL FIELD SERVICES - 3.8%
Hanover Compressor Company,
   9.00% - 2014                                             100,000      106,500
Key Energy Services, Inc.,
   8.375% - 2008                                            200,000      207,000
Parker Drilling Company, 8.08% - 2010(2)                    325,000      338,000
Petroleum Geo-Services:
   8.00% - 2006                                              45,000       45,900
   10.00% - 2010                                            300,000      336,000
Seitel, Inc., 11.75% - 2011                                 500,000      547,500
                                                                      ----------
                                                                       1,580,900
                                                                      ----------
PACKAGING - 3.9%
Ball Corporation, 6.875% - 2012                          $  500,000   $  525,000
Owens-Brockway Glass Containers,
   7.75% - 2011                                              50,000       53,125
Owens-Illinois, Inc., 8.10% - 2007                          675,000      702,000
Solo Cup Company, 8.50% - 2014                              375,000      350,625
                                                                      ----------
                                                                       1,630,750
                                                                      ----------
PAPER - 1.5%
Appleton Papers, Inc., 8.125% - 2011                        200,000      195,000
Sino-Forest Corporation,
   9.125% - 2011(4)                                         375,000      409,688
                                                                      ----------
                                                                         604,688
                                                                      ----------
PHARMACEUTICALS - 0.5%
AmerisourceBergen Corporation,
   8.125% - 2008                                            200,000      217,000
                                                                      ----------
PIPELINES - 1.3%
Northwest Pipelines Corporation,
   8.125% - 2010                                            100,000      108,500
Sonat, Inc., 7.625% - 2011                                  450,000      453,375
                                                                      ----------
                                                                         561,875
                                                                      ----------
REFINING - 0.7%
Citgo Petroleum Corporation,
   6.00% - 2011                                             100,000       99,750
Frontier Oil Corporation,
   6.625% - 2011                                            200,000      206,000
                                                                      ----------
                                                                         305,750
                                                                      ----------
RETAILERS - 0.0%
Ames Department Stores, Inc.,
   10.00% - 2006*, (3, 5)                                   200,000           --
                                                                      ----------
SERVICES - 0.5%
American Eco Corporation,
   9.625% - 2008*, (3, 5)                                   125,000           --
MasTec, Inc., 7.75% - 2008                                  225,000      221,063
                                                                      ----------
                                                                         221,063
                                                                      ----------
SUPERMARKETS - 0.5%
Fleming Companies, Inc.,
   9.875% - 2012*, (3)                                      100,000           10
Roundy's, Inc., 8.875% - 2012                               200,000      206,000
                                                                      ----------
                                                                         206,010
                                                                      ----------
TECHNOLOGY - 2.4%
Telecordia Technologies,
   10.00% - 2013(4)                                         500,000      467,500
Worldspan LP/WS Fin Corporation,
   9.518% - 2011 (2, 4)                                     600,000      546,000
                                                                      ----------
                                                                       1,013,500
                                                                      ----------
TELECOMMUNICATIONS - WIRELESS - 1.8%
Rural Cellular Corporation,
   9.75% - 2010                                             825,000      767,250
                                                                      ----------


                                       28                See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                        HIGH YIELD SERIES
June 30, 2005                                                        (unaudited)

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                        ----------   -----------
COPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS - WIRELINES - 3.9%
Exodus Communications, Inc.,
   11.625% - 2010*, (3, 5)                              $  147,512   $        --
LCI International, Inc.,
   7.25% - 2007                                          1,475,000     1,430,750
Qwest Corporation, 7.875% - 2011(4)                        100,000       104,250
Valor Telecom Enterprise,
   7.75% - 2015(4)                                         100,000        98,250
                                                                     -----------
                                                                       1,633,250
                                                                     -----------
TEXTILE - 0.9%
Invista, 9.25% - 2012(4)                                   250,000       273,125
Levi Strauss & Company,
   7.73% - 2012(2)                                         100,000        94,500
                                                                     -----------
                                                                         367,625
                                                                     -----------
TOBACCO - 0.7%
R.J. Reynolds Tobacco Holdings,
   7.30% - 2015(4)                                         300,000       300,000
                                                                     -----------
TRANSPORTATION SERVICES - 2.8%
Greenbrier Companies, Inc.,
   8.375% - 2015(4)                                        300,000       305,250
Overseas Shipholding Group, Inc.,
   8.25% - 2013                                            500,000       522,500
Stena AB:
   9.625% - 2012                                            75,000        81,750
   7.50% - 2013                                            250,000       246,250
Teekay Shipping Corporation,
   8.32% - 2008                                              9,000         9,113
                                                                     -----------
                                                                       1,164,863
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $36,997,236)                                                 36,542,623
                                                                     -----------
REPURCHASE AGREEMENT - 3.6%
United Missouri Bank, 2.80% - dated 06-30-05,
   matures 07-01-05; repurchase amount of
   $1,525,119 (Collateralized by FHLMC,
   4.25%, 01-15-30 with a value of
   $1,555,500)                                           1,525,000     1,525,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $1,525,000)                                                   1,525,000
                                                                     -----------
TOTAL INVESTMENTS - 97.8%
   (cost $41,408,452)                                                 41,016,901
CASH & OTHER ASSETS, LESS LIABILITIES - 2.2%                             907,595
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $41,924,496
                                                                     ===========

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $41,200,247.

*    Non-income producing security

(1)  Security is a step bond. Rate indicated is rate effective at June 30, 2005.

(2)  Variable rate security. Rate indicated is rate effective at June 30, 2005.

(3) Security is in default. Security is also illiquid. The total market value of illiquid securities is $10 (cost $609,259), or 0.0% of total net assets.

(4) Security is a 144A security. The total market value of 144A securities is $7,269,281 (cost $7,261,385), or 17.3% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $1,066, or 0.0% of total net assets.


                                       29                See accompanying notes.

                                                            SECURITY INCOME FUND
                                                               HIGH YIELD SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ........................................   $41,016,901
Cash ............................................................         9,252
Receivables:
   Fund shares sold .............................................        97,649
   Securities sold ..............................................       110,316
   Interest .....................................................       781,056
   Dividends ....................................................         6,100
Prepaid expenses ................................................        25,385
                                                                    -----------
Total assets ....................................................    42,046,659
                                                                    -----------
LIABILITIES:
Payable for:
   Fund shares redeemed .........................................        48,101
   Management fees ..............................................        20,504
   Custodian fees ...............................................         2,764
   Transfer agent and administration fees .......................        16,223
   Professional fees ............................................         5,919
   12b-1distribution plan fees ..................................        28,470
   Other ........................................................           182
                                                                    -----------
Total liabilities ...............................................       122,163
                                                                    -----------
NET ASSETS ......................................................   $41,924,496
                                                                    ===========
NET ASSETS CONSIST OF:
Paid in capital .................................................   $43,115,096
Accumulated undistributed net investment income .................       105,954
Accumulated net realized loss on sale of investments ............      (905,003)
Net unrealized appreciation in value of investments .............      (391,551)
                                                                    -----------
Net assets ......................................................   $41,924,496
                                                                    ===========
CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized) ......................     2,721,494
Net assets ......................................................   $33,605,864
Net asset value and redemption price per share ..................   $     12.35
                                                                    ===========
Maximum offering price per share (net asset
   value divided by 95.25%) .....................................   $     12.97
                                                                    ===========
CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) ......................       501,878
Net assets ......................................................   $ 6,174,650
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ..   $     12.30
                                                                    ===========
CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized) ......................       173,389
Net assets ......................................................   $ 2,143,982
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ..   $     12.37
                                                                    ===========
(1)Investments, at cost .........................................   $41,408,452

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
   Dividends ....................................................   $    32,787
   Interest .....................................................     1,664,251
                                                                    -----------
   Total investment income ......................................     1,697,038
                                                                    -----------
EXPENSES:
   Management fees ..............................................       129,997
   Custodian fees ...............................................         8,725
   Transfer agent/maintenance fees ..............................        86,794
   Administration fees ..........................................        24,875
   Directors' fees ..............................................         1,248
   Professional fees ............................................         6,172
   Reports to shareholders ......................................         2,733
   Registration fees ............................................        19,479
   Other expenses ...............................................         2,185
   12b-1 distribution plan fees - Class A .......................        42,215
   12b-1 distribution plan fees - Class B .......................        37,235
   12b-1 distribution plan fees - Class C .......................        10,567
                                                                    -----------
   Total expenses ...............................................       372,225
                                                                    -----------
   Net investment income ........................................     1,324,813
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ..................................................       465,478
                                                                    -----------
   Net realized gain ............................................       465,478
                                                                    -----------
Net unrealized depreciation during the period on:
   Investments ..................................................    (1,790,482)
                                                                    -----------
   Net unrealized depreciation ..................................    (1,790,482)
                                                                    -----------
   Net loss .....................................................    (1,325,004)
                                                                    -----------
   Net decrease in net assets resulting from operations .........   $      (191)
                                                                    ===========


                                       30                See accompanying notes.

                                                            SECURITY INCOME FUND
Statement of Changes in Net Assets                             HIGH YIELD SERIES

                                                                        SIX MONTHS ENDED
                                                                          JUNE 30, 2005        YEAR ENDED
                                                                           (UNAUDITED)     DECEMBER 31, 2004
                                                                        ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ............................................     $ 1,324,813        $  2,300,611
   Net realized gain during the period on investments ...............         465,478             727,249
   Net unrealized appreciation (depreciation) during the period
      on investments ................................................      (1,790,482)          1,079,012
                                                                          -----------        ------------
   Net increase (decrease) in net assets resulting from operations ..            (191)          4,106,872
                                                                          -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A .......................................................      (1,059,209)         (1,746,511)
      Class B .......................................................        (201,033)           (439,760)
      Class C .......................................................         (57,722)           (101,205)
   Net realized gain
      Class A .......................................................              --             (45,842)
      Class B .......................................................              --             (15,118)
      Class C .......................................................              --              (3,316)
                                                                          -----------        ------------
   Total distributions to shareholders ..............................      (1,317,964)         (2,351,752)
                                                                          -----------        ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A .......................................................       7,759,504          17,655,634
      Class B .......................................................         281,251           2,913,685
      Class C .......................................................         247,723             563,465
   Distributions reinvested
      Class A .......................................................       1,040,317           1,756,690
      Class B .......................................................         188,527             424,041
      Class C .......................................................          43,683              79,970
   Cost of shares redeemed
      Class A .......................................................      (7,574,451)        (13,124,177)
      Class B .......................................................      (2,486,496)         (3,568,699)
      Class C .......................................................        (261,925)           (408,828)
                                                                          -----------        ------------
   Net increase from capital share transactions .....................        (761,867)          6,291,781
                                                                          -----------        ------------
   Net increase (decrease) in net assets ............................      (2,080,022)          8,046,901
                                                                          -----------        ------------
NET ASSETS:
   Beginning of period ..............................................      44,004,518          35,957,617
                                                                          -----------        ------------
   End of period ....................................................     $41,924,496        $ 44,004,518
                                                                          ===========        ============
   Accumulated undistributed net investment income at end of
      period ........................................................     $   105,954        $     99,105
                                                                          ===========        ============
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A .......................................................         622,696           1,440,453
      Class B .......................................................          22,608             238,674
      Class C .......................................................          19,907              45,679
   Shares reinvested
      Class A .......................................................          83,898             143,599
      Class B .......................................................          15,240              34,790
      Class C .......................................................           3,517               6,527
   Shares redeemed
      Class A .......................................................        (613,980)         (1,072,501)
      Class B .......................................................        (202,623)           (292,701)
      Class C .......................................................         (21,002)            (33,593)


                                       31                See accompanying notes.

Financial Highlights                                        SECURITY INCOME FUND
                                                               HIGH YIELD SERIES

Selected data for each share of capital stock outstanding throughout each period

                                                            SIX MONTHS                                             YEAR ENDED,
                                                          ENDED JUNE 30,                                          DECEMBER 31,
CLASS A                                                       2005(G)        2004      2003     2002    2001(F)       2000
-------                                                   --------------   -------   -------   ------   -------   ------------
PER SHARE DATA
Net asset value, beginning of period                         $ 12.70       $ 12.17   $ 10.66   $11.68   $12.14      $13.65
                                                             -------       -------   -------   ------   ------      ------
Income (loss) from investment operations:
Net investment income (loss)(c)                                 0.39          0.73      0.70     0.81     1.06        1.10
Net gain (loss) on securities (realized and unrealized)        (0.35)         0.55      1.54    (1.00)   (0.47)      (1.50)
                                                             -------       -------   -------   ------   ------      ------
Total from investment operations                                0.04          1.28      2.24    (0.19)    0.59       (0.40)
                                                             -------       -------   -------   ------   ------      ------
Less distributions:
Dividends from net investment income                           (0.39)        (0.73)    (0.73)   (0.83)   (1.05)      (1.11)
Distributions from realized gains                                 --            --        --       --       --          --
Return of Capital                                                 --         (0.02)       --       --       --          --
                                                             -------       -------   -------   ------   ------      ------
Total distributions                                            (0.39)        (0.75)    (0.73)   (0.83)   (1.05)      (1.11)
                                                             -------       -------   -------   ------   ------      ------
Net asset value, end of period                               $ 12.35       $ 12.70   $ 12.17   $10.66   $11.68      $12.14
                                                             =======       =======   =======   ======   ======      ======
TOTAL RETURN(A)                                                 0.32%        10.96%    21.65%   (1.66%)   4.93%      (3.03%)
                                                             -------       -------   -------   ------   ------      ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $33,606       $33,393   $25,777   $6,009   $5,919      $6,612
                                                             -------       -------   -------   ------   ------      ------
Ratios to average net assets:
Net investment income (loss)                                    6.28%         6.05%     6.40%    7.31%    8.80%       8.62%
Total expenses                                                  1.55%         1.48%     1.28%    1.48%    1.09%       0.79%
Gross expenses(b)                                               1.55%         1.48%     1.28%    1.48%    1.42%       1.39%
Net expenses(d)                                                 1.55%         1.48%     1.27%    1.48%    1.09%       0.79%
                                                             -------       -------   -------   ------   ------      ------
Portfolio turnover rate                                           77%           73%       61%      80%      65%         28%

                                                            SIX MONTHS                                           YEAR ENDED,
                                                          ENDED JUNE 30,                                        DECEMBER 31,
CLASS B                                                       2005(G)       2004     2003     2002    2001(F)       2000
-------                                                   --------------   ------   ------   ------   -------   ------------
PER SHARE DATA
Net asset value, beginning of period                          $12.66       $12.14   $10.63   $11.65   $12.11      $13.62
                                                              ------       ------   ------   ------   ------      ------
Income (loss) from investment operations:
Net investment income (loss)(c)                                 0.34         0.65     0.67     0.73     0.96        1.00
Net gain (loss) on securities (realized and unrealized)        (0.36)        0.53     1.48    (1.01)   (0.47)      (1.50)
                                                              ------       ------   ------   ------   ------      ------
Total from investment operations                               (0.02)        1.18     2.15    (0.28)    0.49       (0.50)
                                                              ------       ------   ------   ------   ------      ------
Less distributions:
Dividends from net investment income                           (0.34)       (0.64)   (0.64)   (0.74)   (0.95)      (1.01)
Distributions from realized gains                                 --           --       --       --       --          --
Return of Capital                                                 --        (0.02)      --       --       --          --
                                                              ------       ------   ------   ------   ------      ------
Total distributions                                            (0.34)       (0.66)   (0.64)   (0.74)   (0.95)      (1.01)
                                                              ------       ------   ------   ------   ------      ------
Net asset value, end of period                                $12.30       $12.66   $12.14   $10.63   $11.65      $12.11
                                                              ======       ======   ======   ======   ======      ======
TOTAL RETURN(A)                                                (0.15%)      10.09%   20.82%   (2.40%)   4.08%      (3.77%)
                                                              ------       ------   ------   ------   ------      ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $6,175       $8,437   $8,324   $4,450   $4,231      $3,914
                                                              ------       ------   ------   ------   ------      ------
Ratios to average net assets:
Net investment income (loss)                                    5.53%        5.31%    5.92%    6.56%    7.98%       7.77%
Total expenses                                                  2.30%        2.22%    2.08%    2.23%    1.90%       1.51%
Gross expenses(b)                                               2.30%        2.22%    2.08%    2.23%    2.21%       1.84%
Net expenses(d)                                                 2.30%        2.22%    2.08%    2.23%    1.90%       1.51%
                                                              ------       ------   ------   ------   ------      ------
Portfolio turnover rate                                           77%          73%      61%      80%      65%         28%
                                                              ------       ------   ------   ------   ------      ------


                                       32                See accompanying notes.

Financial Highlights                                        SECURITY INCOME FUND
                                                               HIGH YIELD SERIES

Selected data for each share of capital stock outstanding throughout each period

                                                            SIX MONTHS                                            YEAR ENDED,
                                                          ENDED JUNE 30,                                         DECEMBER 31,
CLASS C                                                       2005(G)       2004     2003     2002     2001(F)      2000(E)
-------                                                   --------------   ------   ------   ------    -------   ------------
PER SHARE DATA
Net asset value, beginning of period                          $12.72       $12.19   $10.67   $11.69    $12.16       $12.90
                                                              ------       ------   ------   ------    ------       ------
Income (loss) from investment operations:
Net investment income (loss)(c)                                 0.34         0.65     0.66     0.73      0.81         0.62
Net gain (loss) on securities (realized and unrealized)        (0.35)        0.54     1.50    (1.01)    (0.33)       (0.69)
                                                              ------       ------   ------   ------    ------       ------
Total from investment operations                               (0.01)        1.19     2.16    (0.28)     0.48        (0.07)
                                                              ------       ------   ------   ------    ------       ------
Less distributions:
Dividends from net investment income                           (0.34)       (0.64)   (0.64)   (0.74)    (0.95)       (0.67)
Distributions from realized gains                                 --           --       --       --        --           --
Return of Capital                                                 --        (0.02)      --       --        --           --
                                                              ------       ------   ------   ------    ------       ------
Total distributions                                            (0.34)       (0.66)   (0.64)   (0.74)    (0.95)       (0.67)
                                                              ------       ------   ------   ------    ------       ------
Net asset value, end of period                                $12.37       $12.72   $12.19   $10.67    $11.69       $12.16
                                                              ======       ======   ======   ======    ======       ======

TOTAL RETURN(A)                                                (0.07%)      10.12%   20.82%   (2.39%)    4.04%       (1.24%)
                                                              ------       ------   ------   ------    ------       ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $2,144       $2,174   $1,857   $  520    $  368       $   50
                                                              ------       ------   ------   ------    ------       ------
Ratios to average net assets:
Net investment income (loss)                                    5.53%        5.31%    5.85%    6.60%     7.60%        8.05%
Total expenses                                                  2.30%        2.22%    2.08%    2.24%     2.11%        1.58%
Gross expenses(b)                                               2.30%        2.22%    2.08%    2.24%     2.25%        2.02%
Net expenses(d)                                                 2.30%        2.22%    2.07%    2.24%     2.11%        1.58%
                                                              ------       ------   ------   ------    ------       ------
Portfolio turnover rate                                           77%          73%      61%      80%       65%          39%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) Class C shares were initially offered for sale on May 1, 2000. Percentage amounts for the period, except for total return, have been annualized.

(f) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.01% to 0.18%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(g) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.


                                       33                See accompanying notes.

                      This page left blank intentionally.

                              SECURITY INCOME FUND
                            INCOME OPPORTUNITY SERIES

                     (FOUR CORNERS CAPITAL MANAGEMENT LOGO)

                                   SUBADVISOR,
                      FOUR CORNERS CAPITAL MANAGEMENT, LLC

                                                            SECURITY INCOME FUND
Performance Summary                                    INCOME OPPORTUNITY SERIES
August 15, 2005                                                      (unaudited)

PERFORMANCE

INCOME OPPORTUNITY SERIES VS.
S&P/LSTA LEVERAGED LOAN INDEX

                              (PERFORMANCE GRAPH)

INCOME OPPORTUNITY
03/31/04               9,525.00
06/30/04               9,639.61
09/30/04               9,728.82
12/31/04               9,896.34
03/31/05              10,024.07
06/30/05              10,092.06

S & P/ LSTA LEVERAGED LOAN INDEX
INCOME OPPORTUNITY

       DATE           value
-----------------   ---------
INCEPTION 3/31/04   10,000.00
 6/30/04            10,123.40
 9/30/04            10,213.76
12/31/04            10,352.26
03/31/05            10,494.72
06/30/05            10,562.98

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Income Opportunity Series on March 31, 2004 (commencement of operations), and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares.

PORTFOLIO COMPOSITION BY QUALITY RATING (BASED ON STANDARD AND POOR'S RATINGS)

BB                                      40.26%
B                                       46.89
CCC                                      1.02
Not Rated                                9.33
Temporary Cash Investments               4.70
Liabilities, less cash & other assets   (2.20)

AVERAGE ANNUAL RETURNS

                                  SINCE INCEPTION
PERIODS ENDED 06-30-05   1 YEAR      (3-31-04)
----------------------   ------   ---------------
A Shares                 (0.66%)       0.41%
B Shares                 (1.73%)       0.25%
C Shares                  2.28%        3.45%

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       36                See accompanying notes.

                                                            SECURITY INCOME FUND
Performance Summary                                    INCOME OPPORTUNITY SERIES
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                                BEGINNING         ENDING      EXPENSES PAID
                              ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                 01-01-05      06-30-05(1)      PERIOD(2)
                              -------------   -------------   -------------
Income Opportunity Series -
Class A
   Actual                       $1,000.00       $1,019.80         $ 7.16
   Hypothetical                  1,000.00        1,017.65           7.15
Income Opportunity Series -
Class B
   Actual                        1,000.00        1,014.00          10.89
   Hypothetical                  1,000.00        1,014.18          10.89
Income Opportunity Series -
Class C
   Actual                        1,000.00        1,014.00          10.89
   Hypothetical                  1,000.00        1,014.18          10.89

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was 1.98%, 1.40% and 1.40%, for
     Class A, B and C shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.42%, 2.18% and 2.18% for Class A, B and C class shares, respectively, net of any fee waivers and expense reductions) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                            SECURITY INCOME FUND
Schedule of Investments                                INCOME OPPORTUNITY SERIES
June 30, 2005                                                        (unaudited)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
SENIOR FLOATING RATE INTERESTS(1) - 97.1%

AEROSPACE & DEFENSE - 4.1%
Alion Science & Technology, Term Loan B,
   5.637% - 2009                                        $  997,494   $   997,494
Dyncorp International, Term Loan B,
   6.063% - 2011                                         1,000,000     1,007,917
IAP Worldwide Services, Inc.,
   Term Loan B, 9.313% - 2012                            1,000,000       976,250
K & F Industries, Inc., Term Loan B,
   5.771% - 2012                                           950,000       960,517
                                                                     -----------
                                                                       3,942,178
                                                                     -----------
AUTOMOTIVE - 1.7%
Metokote Corporation, Term Loan,
   8.00% - 2011                                          1,000,000     1,000,000
NFIL Holdings Corporation:
   Term Loan, 4.624% - 2010                                190,476       192,262
   Term Loan B, 5.336% - 2010                              484,786       489,331
                                                                     -----------
                                                                       1,681,593
                                                                     -----------
BEVERAGE & TOBACCO - 0.9%
Constellation Brands, Inc., Term Loan B,
   5.145% - 2011                                           830,833       838,103
                                                                     -----------
BROADCAST RADIO & TELEVISION - 2.8%
DirecTV Holdings, LLC, 4.736% - 2011                       666,667       668,611
Panamsat Corporation, Term Loan,
   5.65% - 2011                                            992,470     1,007,026
Raycom Media, Inc., Term Loan B,
   5.125% - 2012                                         1,000,000     1,005,000
                                                                     -----------
                                                                       2,680,637
                                                                     -----------
BUILDING & DEVELOPMENT - 14.4%
AMS Holdings, Term Loan,
   6.24% - 2012                                            997,500     1,002,488
Adams Outdoor Advertising, LP, Term Loan,
   5.15% - 2012                                          1,033,127     1,045,181
Builders First Source, Term Loan B,
   5.661% - 2010                                           400,000       402,500
CB Richard Ellis Services, Term Loan C,
   5.354% - 2010                                           910,613       916,304
Custom Building Products, Term Loan,
   5.74% - 2011                                            997,500     1,001,241
General Growth Properties, Term Loan B,
   5.58% - 2008                                            995,262     1,002,153
Headwaters, Inc., Term Loan,
   5.442% - 2011                                           691,676       696,575
Lake Las Vegas Resort, Term Loan,
   6.752% - 2009                                         1,913,391     1,931,568
Macerich Company:
   Term Loan, 4.89% - 2006                               1,000,000       998,750
   Term Loan B, 4.82% - 2010                             1,000,000       997,500
Maguire Properties, Inc., Term Loan B,
   4.90% - 2010(2)                                         922,222       926,833
Masonite International Corporation,
   Term Loan, 7.00% - 2013                               1,000,000       997,778
South Edge, LLC, Term Loan C,
   5.563% - 2009                                         1,000,000     1,007,500
SunCal Companies, Term Loan,
   6.26% - 2010                                          1,000,000       995,000
                                                                     -----------
                                                                      13,921,371
                                                                     -----------
BUSINESS EQUIPMENT & SERVICES - 2.0%
Fidelity National Information Services,
   Term Loan, 4.96% - 2011                              $  997,500   $   990,331
Western Inventory Service, Ltd.:
   Term Loan, 6.484% - 2011                                459,813       461,537
   Term Loan B, 6.437% - 2011                              521,495       523,451
                                                                     -----------
                                                                       1,975,319
                                                                     -----------
CABLE TELEVISION - 6.1%
Century Cable, Term Loan,
   8.00% - 2009                                          1,000,000       987,857
Charter Operating, Term Loan,
   6.19% - 2010                                          1,000,000       986,058
Mediacomm Group, LLC, Term Loan,
   1.579% - 2012(3)                                      1,000,000       952,500
NTL Investment Holdings, Term Loan,
   6.41% - 2012                                          1,000,000     1,002,917
UPC Financing Partnership/Distribution,
   Term Loan F, 6.60% - 2011                             1,000,000     1,003,906
Young Broadcasting, Inc.,
   5.638% - 2012                                         1,000,000     1,008,333
                                                                     -----------
                                                                       5,941,571
                                                                     -----------
CHEMICALS & PLASTICS - 2.1%
Brenntag, Term Loan, 5.88% - 2012                        1,000,000     1,010,417
Celanese:
   Term Loan B, 5.74% - 2012                               807,078       817,671
   Term Loan C, 0.75% - 2012(2)                            191,607       192,885
                                                                     -----------
                                                                       2,020,973
                                                                     -----------
CONTAINERS & GLASS PRODUCTS - 2.7%
Graham Packaging Company,
   Term Loan B, 5.758% - 2011                              995,000     1,008,059
Owens-Illinois Group, Inc.,
   Term Loan C, 5.11% - 2008                               589,114       592,060
Solo Cup, Term Loan B,
   5.403% - 2011                                           987,500       995,153
                                                                     -----------
                                                                       2,595,272
                                                                     -----------
DRUGS - 1.8%
Accredo Health, Inc., Term Loan B,
   5.08% - 2011                                            923,333       923,333
Warner Chilcott, Term Loan,
   6.49% - 2012                                            865,339       866,421
                                                                     -----------
                                                                       1,789,754
                                                                     -----------
ECOLOGICAL SERVICES & EQUIPMENT - 2.5%
Duratek, Inc., Term Loan,
   6.574% - 2009                                           735,397       734,938
Envirocare, Term Loan, 6.11% - 2010                        954,546       958,920
Environmental Systems Products Holdings,
   Term Loan, 6.665% - 2008                                684,228       695,347
                                                                     -----------
                                                                       2,389,205
                                                                     -----------


                                       38                See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                INCOME OPPORTUNITY SERIES
June 30, 2005                                                        (unaudited)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
SENIOR FLOATING RATE INTERESTS(1) (CONTINUED)

ELECTRONIC/ELECTRIC - 3.1%
Memec Group Holdings, Ltd.,
   Term Loan B, 11.189% - 2010                           $1,000,000   $1,005,000
Monitronics International, Inc.,
   Term Loan B, 6.894% - 2009                               987,469      997,343
Penn Engineering & Manufacturing
   Corporation, 5.97% - 2011                              1,000,000    1,005,000
                                                                      ----------
                                                                       3,007,343
                                                                      ----------
EQUIPMENT LEASING - 1.0%
United Rentals:
   Term Loan, 5.57% - 2011                                  493,750      499,552
   Term Loan B, 5.12% - 2011                                500,000      505,875
                                                                      ----------
                                                                       1,005,427
                                                                      ----------
FINANCIAL INTERMEDIARIES - 2.9%
LNR Property Corporation:
   Term Loan, 7.71% - 2008                                1,000,000      998,125
   Term Loan B, 6.21% - 2008                                979,970      981,545
Refco Group, LLC, Term Loan,
   5.314% - 2011                                            805,000      806,811
                                                                      ----------
                                                                       2,786,481
                                                                      ----------
FOOD PRODUCTS - 3.1%
Culligan Corporation, Term Loan B,
   5.71% - 2011                                           1,000,000    1,009,583
Golden State Foods Corporation,
   Term Loan B, 4.94% - 2011                                990,000      998,662
Michael Foods, Inc., Term Loan,
   6.59% - 2011                                           1,000,000    1,021,250
                                                                      ----------
                                                                       3,029,495
                                                                      ----------
FOREST PRODUCTS - 0.3%
Boise Cascade, Term Loan B,
   5.196% - 2011                                            327,945      331,862
                                                                      ----------
HEALTH CARE - 3.0%
Select Medical, Term Loan B,
   5.042% - 2012                                            997,500      998,568
U.S. Oncology, Term Loan B,
   6.144% - 2011                                            955,219      966,563
VWR International, Term Loan B,
   5.65% - 2011                                             915,333      921,054
                                                                      ----------
                                                                       2,886,185
                                                                      ----------
HOME FURNISHINGS - 1.1%
Prestige Brands, Inc., Term Loan B,
   5.37% - 2011                                           1,041,310    1,050,856
                                                                      ----------
HOTELS, MOTELS, INNS & CASINOS - 8.6%
Boyd Gaming Corporation, Term Loan B,
   4.935% - 2011                                         $  990,000   $  994,207
CNL Hotels & Resorts, Term Loan,
   5.684% - 2006                                            291,111      291,111
Opbiz, LLC:
   Term Loan, 6.10% - 2010                                  997,692      998,939
   Term Loan B, 7.10% - 2010                                  2,346        2,349
Penn National Gaming,
   0.25% - 2012                                           1,000,000    1,013,393
Pinnacle Entertainment, Term Loan,
   6.33% - 2010                                           1,000,000    1,012,500
Resort International Holdings, LLC,
   Term Loan, 5.83% - 2012(2)                               981,791      993,573
Seminole Tribe of Florida, Term Loan,
   5.375% - 2011                                          1,000,000    1,010,000
Venetian Casino Resort:
   Term Loan, 0.75% - 2011(2)                               170,940      172,009
   Term Loan B, 4.81% - 2011                                829,060      836,610
Wynn Las Vegas, Term Loan,
   5.475% - 2011                                          1,000,000    1,005,938
                                                                      ----------
                                                                       8,330,629
                                                                      ----------
INDUSTRIAL EQUIPMENT - 2.1%
Invensys plc, Term Loan B,
   6.881% - 2009                                            980,666      995,376
Rexnord Corporation, Term Loan B,
   5.543% - 2011                                          1,000,000    1,007,083
                                                                      ----------
                                                                       2,002,459
                                                                      ----------
INSURANCE - 1.0%
Conseco, Term Loan, 6.83% - 2010                            958,901      967,691
                                                                      ----------
LEISURE - 3.1%
Metro-Goldwyn-Mayer Studios, Inc.,
   5.74% - 2012                                           1,000,000    1,002,875
Regal Cinemas Corporation,
   Term Loan B, 5.24% - 2010                                957,501      965,081
WMG Acquisition Corporation,
   Term Loan, 5.327% - 2011                                 987,095      992,647
                                                                      ----------
                                                                       2,960,603
                                                                      ----------
NONFERROUS METALS & MINERALS - 2.1%
Carmeuse Lime, Inc., Term Loan,
   5.125% - 2011                                          1,000,000    1,005,000
FRC-WPP, Term Loan, 7.08% - 2010                            997,500      995,006
                                                                      ----------
                                                                       2,000,006
                                                                      ----------


                                       39                See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                INCOME OPPORTUNITY SERIES
June 30, 2005                                                        (unaudited)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                         ----------   ----------
SENIOR FLOATING RATE INTERESTS(1) (CONTINUED)

OIL & GAS - 9.5%
ATP Oil & Gas, Term Loan,
   8.693% - 2010                                         $  997,500   $1,007,475
Alon USA, Inc., Term Loan B,
   10.00% - 2008                                          1,000,000    1,025,000
El Paso, Term Loan, 5.62% - 2009                          1,003,445    1,008,462
Ferrell Companies, Inc., Term Loan,
   6.918% - 2011                                            995,000    1,014,900
Hawkeye Energy, Term Loan,
   6.005% - 2012                                          1,000,000      960,000
Kerr McGee:
   Term Loan B, 5.79% - 2011                              1,000,000    1,014,722
   Term Loan X, 5.55% - 2007                              1,000,000    1,005,750
Semcrude LP, Term Loan,
   6.035% - 2011                                          1,151,346    1,159,262
U.S. Shipping, Term Loan B,
   4.387% - 2010(3)                                         991,346      999,401
                                                                      ----------
                                                                       9,194,972
                                                                      ----------
PUBLISHING - 1.9%
RH Donnelley, Inc., Term Loan D,
   5.145% - 2011                                            869,622      877,503
Transwestern Publishing Company,
   Term Loan B, 5.476% - 2012                               986,963      989,123
                                                                      ----------
                                                                       1,866,626
                                                                      ----------
RETAILERS - 2.0%
Jean Coutu Group, Inc., Term Loan,
   5.50% - 2010                                             992,500    1,006,147
Jostens, Inc., Term Loan B,
   5.39% - 2011                                             970,000      982,933
                                                                      ----------
                                                                       1,989,080
                                                                      ----------
SURFACE TRANSPORTATION - 1.0%
Horizon Lines Holding Corporation,
   Term Loan, 5.99% - 2011                                  990,000    1,001,550
                                                                      ----------
TELECOMMUNICATIONS & CELLULAR COMMUNICATIONS - 3.1%
American Tower, Term Loan,
   5.315% - 2011                                          1,000,000    1,002,500
MetroPCS Wireless, Inc., Term Loan,
   7.688% - 2011                                          1,000,000    1,025,000
Telcordia Technologies, Inc., Term Loan,
   6.07% - 2012                                           1,000,000      982,500
                                                                      ----------
                                                                       3,010,000
                                                                      ----------

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                       ----------   -----------
SENIOR FLOATING RATE INTERESTS(1) (CONTINUED)

UTILITIES - 7.1%
Covanta Energy:
   Pre LC, 6.36% - 2012(2)                             $  552,846   $   556,992
   Term Loan, 6.46% - 2012(2)                          $  447,154       450,508
KGEN, LLC:
   Term Loan, 6.115% - 2011                            $  997,500       977,550
   Term Loan B, 12.49% - 2011                          $1,017,090       945,894
NRG Energy, Inc., Term Loan,
   4.803% - 2011                                       $  997,188     1,004,043
Riverside Rocky Mountain Project,
   Term Loan, 7.416% - 2011                            $  973,400       992,868
Texas Genco, Term Loan,
   5.408% - 2011(3)                                    $  995,731     1,009,007
Vulcan Energy, Term Loan,
   5.33% - 2010                                        $  898,343       906,765
                                                                    -----------
                                                                     6,843,627
                                                                    -----------
TOTAL SENIOR FLOATING RATE INTEREST
   (cost $93,685,395)                                                94,040,868
                                                                    -----------

CORPORATE BONDS - 0.4%

HEALTH CARE - 0.4%
Elan Finance plc, 7.268% - 2011                        $  500,000       430,000
                                                                    -----------
TOTAL CORPORATE BONDS
   (cost $434,889)                                                      430,000
                                                                    -----------

TEMPORARY CASH INVESTMENTS - 4.7%

State Street GA Money Market Fund                       4,550,000     4,550,000
                                                                    -----------
TOTAL TEMPORARY CASH INVESTMENTS
   (cost $4,550,000)                                                  4,550,000
                                                                    -----------
TOTAL INVESTMENTS - 102.2%
   (cost $98,670,284)                                                99,020,868
LIABILITIES, LESS CASH & OTHER ASSETS - (2.2%)                       (2,131,598)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $96,889,270
                                                                    ===========

For federal income tax purposes the identified cost of investments owned at June 30, 2005 was $98,752,433.

plc (public limited company)

LP (Limited Partnership)

(1) Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interest often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2005.

(2)  Purchased on a delayed delivery basis.

(3)  Portion purchased on a delayed delivery basis.


                                       40                See accompanying notes.

                                                            SECURITY INCOME FUND
                                                       INCOME OPPORTUNITY SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) .......................................   $ 99,020,868
Cash ...........................................................      1,193,902
Receivables:
   Fund shares sold ............................................        130,853
   Interest ....................................................        564,182
Prepaid expenses ...............................................         39,350
                                                                   ------------
Total assets ...................................................    100,949,155
                                                                   ------------
LIABILITIES:
Payable for:
   Securities purchased ........................................      3,356,516
   Fund shares redeemed ........................................        318,301
   Dividends payable to shareholders ...........................         40,882
   Management fees .............................................         63,803
   Custodian fees ..............................................          1,334
   Transfer agent and administration fees ......................         19,791
   Professional fees ...........................................         12,095
   12b-1distribution plan fees .................................        247,163
                                                                   ------------
Total liabilities ..............................................      4,059,885
                                                                   ------------
NET ASSETS .....................................................   $ 96,889,270
                                                                   ============
NET ASSETS CONSIST OF:
Paid in capital ................................................   $ 96,584,432
Accumulated net investment loss ................................        (73,725)
Accumulated undistributed net realized gain on sale of
   investments .................................................         27,979
Net unrealized appreciation in value of investments ............        350,584
                                                                   ------------
Net assets .....................................................   $ 96,889,270
                                                                   ============
CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized) .....................      4,266,085
Net assets .....................................................   $ 43,118,725
Net asset value and redemption price per share .................   $      10.11
                                                                   ============
Maximum offering price per share (net asset value divided
   by 95.25%) ..................................................   $      10.61
                                                                   ============
CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) .....................      1,958,380
Net assets .....................................................   $ 19,763,803
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred
   sales charge) ...............................................   $      10.09
                                                                   ============
CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized) .....................      3,369,527
Net assets .....................................................   $ 34,006,742
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred
   sales charge) ...............................................   $      10.09
                                                                   ============
(1)Investments, at cost ........................................   $ 98,670,284

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
   Interest ....................................................   $  2,386,754
                                                                   ------------
   Total investment income .....................................      2,386,754
                                                                   ------------
EXPENSES:
   Management fees .............................................        353,368
   Custodian fees ..............................................         20,042
   Transfer agent/maintenance fees .............................         18,703
   Administration fees .........................................         66,148
   Directors' fees .............................................          2,067
   Professional fees ...........................................         30,421
   Reports to shareholders .....................................          4,735
   Registration fees ...........................................         23,446
   Other expenses ..............................................          3,061
   12b-1 distribution plan fees - Class A ......................         45,468
   12b-1 distribution plan fees - Class B ......................         95,370
   12b-1 distribution plan fees - Class C ......................        164,469
                                                                   ------------
   Total expenses ..............................................        827,298
   Less: Earnings credits ......................................         (1,834)
                                                                   ------------
   Net expenses ................................................        825,464
                                                                   ------------
   Net investment income .......................................      1,561,290
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments .................................................         12,993
                                                                   ------------
   Net realized gain ...........................................         12,993
                                                                   ------------
Net unrealized depreciation during the period on:
   Investments .................................................       (200,081)
                                                                   ------------
   Net unrealized depreciation .................................       (200,081)
                                                                   ------------
Net loss .......................................................       (187,088)
                                                                   ------------
Net increase in net assets
   resulting from operations ...................................   $  1,374,202
                                                                   ============


                                       41                See accompanying notes.

                                                            SECURITY INCOME FUND
Statement of Changes in Net Assets                     INCOME OPPORTUNITY SERIES

                                                              SIX MONTHS ENDED
                                                                JUNE 30, 2005        YEAR ENDED
                                                                 (UNAUDITED)     DECEMBER 31, 2004*
                                                              ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ..................................     $ 1,561,290         $ 1,144,740
   Net realized gain during the period on investments .....          12,993             221,601
   Net unrealized appreciation (depreciation) during the
      period on investments ...............................        (200,081)            550,665
                                                                -----------         -----------
   Net increase in net assets resulting from operations ...       1,374,202           1,917,006
                                                                -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A .............................................        (731,078)           (511,754)
      Class B .............................................        (304,162)           (328,607)
      Class C .............................................        (526,008)           (389,058)
   Net realized gain
      Class A .............................................              --             (70,515)
      Class B .............................................              --             (47,426)
      Class C .............................................              --             (77,762)
                                                                -----------         -----------
   Total distributions to shareholders ....................      (1,561,248)         (1,425,122)
                                                                -----------         -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A .............................................      19,622,077          28,706,725
      Class B .............................................         987,706          18,069,896
      Class C .............................................       7,503,163          30,187,185
   Distributions reinvested
      Class A .............................................         617,880             571,331
      Class B .............................................         295,875             373,344
      Class C .............................................         475,163             446,038
   Cost of shares redeemed
      Class A .............................................      (4,659,178)         (1,805,320)
      Class B .............................................         (97,934)            (11,420)
      Class C .............................................      (4,208,906)           (489,193)
                                                                -----------         -----------
   Net increase from capital share transactions ...........      20,535,846          76,048,586
                                                                -----------         -----------
   Net increase in net assets .............................      20,348,800          76,540,470
                                                                -----------         -----------
NET ASSETS:
   Beginning of period ....................................      76,540,470                  --
                                                                -----------         -----------
   End of period ..........................................     $96,889,270         $76,540,470
                                                                ===========         ===========
Accumulated undistributed net investment loss at end of
   period .................................................     $   (73,725)        $   (73,767)
                                                                ===========         ===========
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A .............................................       1,936,877           2,857,806
      Class B .............................................          97,550           1,805,380
      Class C .............................................         742,026           3,001,202
   Shares reinvested
      Class A .............................................          61,122              56,594
      Class B .............................................          29,292              36,994
      Class C .............................................          47,043              44,186
   Shares redeemed
      Class A .............................................        (467,549)           (178,765)
      Class B .............................................          (9,707)             (1,129)
      Class C .............................................        (416,597)            (48,333)

*    For the period February 11, 2004 (date of inception) to December 31, 2004.


                                       42                See accompanying notes.

                                                            SECURITY INCOME FUND
Statement of Cash Flows                                INCOME OPPORTUNITY SERIES
For the Six Months Ended June 30, 2005

                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2005
                                                                   (UNAUDITED)
                                                                ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS: .......     $  1,374,202
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS TO NET CASH USED IN
   OPERATING ACTIVITIES:
   Realized and unrealized loss on investments ..............          187,088
   Amortization of discount/premium .........................           (8,510)
   Proceeds from disposition of investment securities .......       52,803,442
   Purchase of investment securities ........................      (72,357,949)
CHANGES IN OPERATING ASSETS AND LIABILITIES:
   Increase in interest receivable and prepaid expenses .....         (267,591)
   Increase in accrued expenses and other liabilities .......          131,036
                                                                  ------------
Net cash used in operating activities .......................      (18,138,282)
                                                                  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from shares sold ................................       28,118,033
   Payments on shares redeemed ..............................       (8,847,789)
   Dividends paid in cash(a) ................................         (138,546)
                                                                  ------------
Net cash provided by financing activities ...................       19,131,698
                                                                  ------------
NET INCREASE IN CASH ........................................          993,416
Cash at the beginning of the period .........................          200,486
                                                                  ------------
CASH AT THE END OF THE PERIOD ...............................     $  1,193,902
                                                                  ============

(a) Non-cash financing activities not included herein consists of reinvestment of dividends of $1,388,918.


                                       43                See accompanying notes.

                                                            SECURITY INCOME FUND
Financial Highlights                                   INCOME OPPORTUNITY SERIES

Selected data for each share of capital stock outstanding throughout each period

                                                     SIX MONTHS      YEAR ENDED
                                                   ENDED JUNE 30,   DECEMBER 31,
CLASS A                                                2005(F)         2004(E)
-------                                            --------------   ------------
PER SHARE DATA
Net asset value, beginning of period                  $ 10.11         $ 10.04
                                                      -------         -------
Income (loss) from investment operations:
Net investment income (loss)(c)                          0.19            0.22
Net gain (loss) on securities (realized
   and unrealized)                                       0.01            0.13
                                                      -------         -------
Total from investment operations                         0.20            0.35
                                                      -------         -------
Less distributions:
Dividends from net investment income                    (0.20)          (0.25)
Distributions from realized gains                          --           (0.03)
                                                      -------         -------
Total distributions                                     (0.20)          (0.28)
                                                      -------         -------
Net asset value, end of period                        $ 10.11         $ 10.11
                                                      =======         =======

TOTAL RETURN(A)                                          1.98%           3.46%
                                                      -------         -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $43,119         $27,646
                                                      -------         -------
Ratios to average net assets:
Net investment income (loss)                             4.01%           2.92%
Total expenses                                           1.43%           1.43%
Gross expenses(b)                                        1.43%           1.43%
Net expenses(d)                                          1.42%           1.42%
                                                      -------         -------
Portfolio turnover rate                                    66%            146%

                                                     SIX MONTHS      YEAR ENDED
                                                   ENDED JUNE 30,   DECEMBER 31,
CLASS B                                                2005(F)         2004(E)
-------                                            --------------   ------------
PER SHARE DATA
Net asset value, beginning of period                  $ 10.11         $ 10.04
                                                      -------         -------
Income (loss) from investment operations:
Net investment income (loss)(c)                          0.16            0.17
Net gain (loss) on securities (realized and
   unrealized)                                          (0.02)           0.12
                                                      -------         -------
Total from investment operations                         0.14            0.29
                                                      -------         -------
Less distributions:
Dividends from net investment income                    (0.16)          (0.19)
Distributions from realized gains                          --           (0.03)
                                                      -------         -------
Total distributions                                     (0.16)          (0.22)
                                                      -------         -------
Net asset value, end of period                        $ 10.09         $ 10.11
                                                      =======         =======
TOTAL RETURN(A)                                          1.40%           2.87%
                                                      -------         -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $19,764         $18,606
                                                      -------         -------
Ratios to average net assets:
Net investment income (loss)                             3.19%           2.20%
Total expenses                                           2.18%           2.17%
Gross expenses(b)                                        2.18%           2.17%
Net expenses(d)                                          2.18%           2.17%
                                                      -------         -------
Portfolio turnover rate                                    67%            146%


                                       44                See accompanying notes.

                                                            SECURITY INCOME FUND
Financial Highlights                                   INCOME OPPORTUNITY SERIES

Selected data for each share of capital stock outstanding throughout each period

                                                     SIX MONTHS      YEAR ENDED
                                                   ENDED JUNE 30,   DECEMBER 31,
CLASS C                                                2005(F)         2004(E)
-------                                            --------------   ------------
PER SHARE DATA
Net asset value, beginning of period                  $ 10.11         $ 10.04
                                                      -------         -------
Income (loss) from investment operations:
Net investment income (loss)(c)                          0.16            0.16
Net gain (loss) on securities (realized
   and unrealized)                                      (0.02)           0.13
                                                      -------         -------
Total from investment operations                         0.14            0.29
                                                      -------         -------
Less distributions:
Dividends from net investment income                    (0.16)          (0.19)
Distributions from realized gains                          --           (0.03)
                                                      -------         -------
Total distributions                                     (0.16)          (0.22)
                                                      -------         -------
Net asset value, end of period                        $ 10.09         $ 10.11
                                                      =======         =======

TOTAL RETURN(A)                                          1.40%           2.88%
                                                      -------         -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $34,007         $30,288
                                                      -------         -------
Ratios to average net assets:
Net investment income (loss)                             3.19%           2.17%
Total expenses                                           2.18%           2.17%
Gross expenses(b)                                        2.18%           2.17%
Net expenses(d)                                          2.18%           2.17%
                                                      -------         -------
Portfolio turnover rate                                    66%            146%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) The Income Opportunity Series was initially capitalized on February 11, 2004 with a net asset value of $10.00 per share. The Series commenced operations on March 31, 2004 with a net asset value of $10.04. Percentage amounts for the period have been annualized, except for total return.

(f) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return have been annualized.


                                       45                See accompanying notes.

                      This page left blank intentionally.

                               SECURITY CASH FUND

                             (SECURITY FUNDS LOGO)

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

Performance Summary                                           SECURITY CASH FUND
August 15, 2005                                                      (unaudited)

PERFORMANCE

PORTFOLIO COMPOSITION BY QUALITY RATINGS (BASED ON STANDARD AND POOR'S RATINGS)

AAA                                     14.42%
AA                                      21.27
A                                       64.06
Cash & other assets, less liabilities    0.25

AVERAGE ANNUAL RETURNS

YEARS ENDED 06-30-05   1 YEAR   5 YEARS   10 YEARS
--------------------   ------   -------   --------
                        1.25%    1.68%      3.21%

The performance data above represents past performance which is not predictive of future results. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fee waivers and/or reimbursements reduced fund expenses and in the absence of such waivers, the performance quoted would be reduced.


                                       48                See accompanying notes.

Performance Summary                                           SECURITY CASH FUND
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 -June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                       BEGINNING         ENDING      EXPENSES PAID
                     ACCOUNT VALUE   ACCOUNT VALUE       DURING
                        01-01-05      06-30-05(1)      PERIOD(2)
                     -------------   -------------   -------------
Security Cash Fund
   Actual              $1,000.00       $1,009.00         $4.98
   Hypothetical         1,000.00        1,019.78          5.01

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was 0.90%.

(2) Expenses are equal to the Fund's annualized expense ratio 1.00% (net of fee waivers and expense reductions) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments                                       SECURITY CASH FUND
June 30, 2005                                                        (unaudited)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CERTIFICATE OF DEPOSIT - DOMESTIC - 3.1%
HSBC Bank USA, 3.17%, 08-09-05                          $1,300,000   $ 1,299,983
                                                                     -----------
TOTAL CERTIFICATE OF DEPOSIT
   (cost $1,299,983)                                                   1,299,983
                                                                     -----------
COMMERCIAL PAPER - 19.9%
BANKING - 6.9%
ING (US) Funding LLC,
   3.33%, 09-01-05                                       1,000,000       994,265
UBS Finance (DE), Inc.,
   3.09%, 07-13-05                                       1,925,000     1,923,017
                                                                     -----------
                                                                       2,917,282
                                                                     -----------
BROKERAGE - 5.2%
Credit Suisse First Boston,
   3.18%, 08-08-05                                       2,200,000     2,192,615
                                                                     -----------
HOME CONSTRUCTION - 2.8%
Sherwin-Williams Company,
   3.05%, 07-11-05                                       1,200,000     1,198,983
                                                                     -----------
NON U.S. BANKING - 5.0%
Bank Of Ireland, 3.05%, 07-06-05                         2,100,000     2,099,110
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $8,407,990)                                                   8,407,990
                                                                     -----------
ASSET BACKED COMMERCIAL PAPER - 32.3%
DIVERSIFIED - 6.3%
Amstel Funding Corporation,
   3.10%, 07-15-05                                       1,671,000     1,668,986
Govco, Inc., 3.13%, 07-25-05                             1,000,000       997,913
                                                                     -----------
                                                                       2,666,899
                                                                     -----------
FINANCIAL COMPANIES - CAPTIVE - 5.2%
Edison Asset Securitization,
   3.05%, 07-06-05                                       2,200,000     2,199,068
                                                                     -----------
MISCELLANEOUS RECEIVABLES - 2.4%
Jupiter Securitization Corporation,
   3.20%, 08-05-05                                       1,000,000       996,889
                                                                     -----------
SECURITIES - 11.1%
Asset One Securitization,
   3.20%, 07-27-05                                       1,400,000     1,396,764
Galaxy Funding, Inc.,
   3.07%, 07-08-05                                       1,800,000     1,798,925
Perry Global Funding LLC,
   3.22%, 08-15-05                                       1,500,000     1,493,963
                                                                     -----------
                                                                       4,689,652
                                                                     -----------
TRADE RECEIVABLES - 7.3%
Eureka Securitization,
   3.03%, 07-01-05                                       1,000,000     1,000,000
Old Line Funding Corporation,
   3.06%, 07-07-05                                       2,100,000     2,098,929
                                                                     -----------
                                                                       3,098,929
                                                                     -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $13,651,437)                                                 13,651,437
                                                                     -----------
CORPORATE BONDS - 29.2%
AUTOMOTIVE - 3.8%
Toyota Motor Credit Corporation,
   3.33%, 07-19-05(1)                                   $1,610,000   $ 1,610,098
                                                                     -----------
BANKING - 5.7%
Wells Fargo & Company,
   3.51%, 09-29-05(1)                                    2,400,000     2,400,458
                                                                     -----------
BROKERAGE - 10.4%
Lehman Brothers Holdings, Inc.:
   3.639%, 07-01-05(1)                                   1,000,000     1,000,474
   3.978%, 09-28-05(1)                                   1,000,000     1,001,234
Merrill Lynch & Company,
   3.739%, 09-21-05(1)                                   2,400,000     2,401,788
                                                                     -----------
                                                                       4,403,496
                                                                     -----------
FINANCIAL COMPANIES - CAPTIVE - 5.2%
International Lease Finance Corporation,
   4.441%, 07-15-05(1)                                   2,200,000     2,200,970
                                                                     -----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 4.1%
CIT Group, Inc., 3.62%, 07-29-05                         1,750,000     1,750,522
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $12,365,544)                                                 12,365,544
                                                                     -----------
MISCELLANEOUS ASSETS - 4.7%
FUNDING AGREEMENTS - 4.7%
United of Omaha Life Insurance Company,
   3.161%, 07-01-05(1)                                   2,000,000     2,000,000
                                                                     -----------
TOTAL MISCELLANEOUS ASSETS
   (cost $2,000,000)                                                   2,000,000
                                                                     -----------
U.S. GOVERNMENT SPONSORED AGENCIES - 10.6%
FEDERAL HOME LOAN BANK - 4.7%
   3.00%, 01-18-06                                       1,000,000       999,950
   3.25%, 02-28-06                                       1,000,000       999,950
                                                                     -----------
                                                                       1,999,900
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.5%
   3.297%, 07-07-05(1)                                   1,500,000     1,500,478
                                                                     -----------
SMALL BUSINESS ASSOCATION POOLS - 2.0%
   #503295, 3.25%, 07-01-05(1)                             144,178       144,268
   #503303, 3.25%, 07-01-05(1)                             111,011       111,081
   #502398, 3.375%, 07-01-05(1)                             44,856        45,023
   #503152, 3.375%, 07-01-05(1)                            185,883       185,883
   #503265, 3.50%, 07-01-05(1)                             140,858       140,506
   #501927, 4.25%, 07-01-05(1)                             198,533       200,406
                                                                     -----------
                                                                         827,167
                                                                     -----------
STUDENT LOAN MARKETING ASSOCIATION - 0.4%
   1997-4 A2, 3.844%, 07-06-05(1)                          162,350       162,714
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $4,490,259)                                                   4,490,259
                                                                     -----------
TOTAL INVESTMENTS - 99.8%
   (cost $42,215,213)                                                 42,215,213
CASH & OTHER ASSETS, LESS LIABILITIES - 0.2%                             107,061
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $42,322,274
                                                                     ===========


                                       50                See accompanying notes.

Schedule of Investments                                       SECURITY CASH FUND
June 30, 2005                                                        (unaudited)

The cost of investments owned at June 30, 2005 was the same for federal income tax and financial statement purposes.

(1) Variable rate security. Rate indicated is rate effective at June 30, 2005. Maturity date indicated is next interest reset date.


                                       51                See accompanying notes.

                                                              SECURITY CASH FUND
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ........................................   $42,215,213
Cash ............................................................       103,378
Receivables:
   Fund shares sold .............................................        90,154
   Securities sold ..............................................        21,116
   Interest .....................................................        90,491
Prepaid expenses ................................................        66,185
                                                                    -----------
Total assets ....................................................    42,586,537
                                                                    -----------
LIABILITIES:
Payable for:
   Fund shares redeemed .........................................       204,772
   Management fees ..............................................        18,202
   Custodian fees ...............................................         1,898
   Transfer agent and administration fees .......................        31,954
   Professional fees ............................................         5,648
   Other ........................................................         1,789
                                                                    -----------
Total liabilities ...............................................       264,263
                                                                    -----------
NET ASSETS ......................................................   $42,322,274
                                                                    ===========
NET ASSETS CONSIST OF:
Paid in capital .................................................   $42,322,274
                                                                    -----------
Net assets ......................................................   $42,322,274
                                                                    ===========
Capital shares outstanding
   (unlimited number of shares authorized) ......................    42,322,274
Net asset value per share .......................................   $      1.00
                                                                    ===========
(1)Investments, at cost .........................................   $42,215,213

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
   Interest ........................................................   $671,587
                                                                       --------
   Total investment income .........................................    671,587
                                                                       --------
EXPENSES:
   Management fees .................................................    120,227
   Custodian fees ..................................................      4,642
   Transfer agent/maintenance fees .................................    125,803
   Administration fees .............................................     23,163
   Directors' fees .................................................     12,575
   Professional fees ...............................................      8,771
   Reports to shareholders .........................................      3,957
   Registration fees ...............................................     22,370
   Other expenses ..................................................      6,631
                                                                       --------
   Total expenses ..................................................    328,139
   Less: Reimbursement of expenses .................................    (87,684)
                                                                       --------
   Net expenses ....................................................    240,455
                                                                       --------
   Net investment income ...........................................    431,132
                                                                       --------
   Net increase in net assets
      resulting from operations ....................................   $431,132
                                                                       ========


                                       52                See accompanying notes.

Statement of Changes in Net Assets                            SECURITY CASH FUND

                                                     SIX MONTHS
                                                        ENDED        YEAR ENDED
                                                    JUNE 30, 2005     DECEMBER
                                                     (UNAUDITED)      31, 2004
                                                    -------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income .........................  $    431,132   $    206,152
                                                    ------------   ------------
   Net increase in net assets resulting from
      operations .................................       431,132        206,152
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .........................      (431,132)      (206,152)
                                                    ------------   ------------
   Total distributions to shareholders ...........      (431,132)      (206,152)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ..................    25,465,963     68,153,759
   Distributions reinvested ......................       416,315        203,276
   Cost of shares redeemed .......................   (32,958,025)   (78,522,212)
                                                    ------------   ------------
   Net decrease from capital share transactions ..    (7,075,747)   (10,165,177)
                                                    ------------   ------------
   Net decrease in net assets ....................    (7,075,747)   (10,165,177)
                                                    ------------   ------------
NET ASSETS:
   Beginning of period ...........................    49,398,021     59,563,198
                                                    ------------   ------------
   End of period .................................  $ 42,322,274   $ 49,398,021
                                                    ============   ============
CAPITAL SHARE ACTIVITY:
   Shares sold ...................................    25,465,963     68,153,759
   Shares reinvested .............................       416,315        203,276
   Shares redeemed ...............................   (32,958,025)   (78,522,212)
                                                    ------------   ------------
   Total capital share activity ..................    (7,075,747)   (10,165,177)
                                                    ============   ============


                                       53                See accompanying notes.

Financial Highlights                                          SECURITY CASH FUND

Selected data for each share of capital stock outstanding throughout each period

                                            SIX MONTHS
                                               ENDED                                                  YEAR ENDED,
                                             JUNE 30,                                                DECEMBER 31,
CLASS A                                       2005(F)      2004        2003        2002      2001        2000
-------                                     ----------   -------     -------     -------   -------   ------------
PER SHARE DATA
Net asset value, beginning of period         $  1.00     $  1.00     $  1.00     $  1.00   $  1.00     $  1.00
                                             -------     -------     -------     -------   -------     -------
Income (loss) from investment operations:
Net investment income (loss)(c)                 0.01          --          --        0.01      0.03        0.05
Net gain (loss) on securities (realized
   and unrealized)                                --          --          --          --        --          --
                                             -------     -------     -------     -------   -------     -------
Total from investment operations                0.01          --          --        0.01      0.03        0.05
                                             -------     -------     -------     -------   -------     -------
Less distributions:
Dividends from net investment income           (0.01)         --(e)       --(e)    (0.01)    (0.03)      (0.05)
Distributions from realized gains                 --          --          --          --        --          --
Total distributions                            (0.01)         --          --       (0.01)    (0.03)      (0.05)
                                             -------     -------     -------     -------   -------     -------
Net asset value, end of period               $  1.00     $  1.00     $  1.00     $  1.00   $  1.00     $  1.00
                                             =======     =======     =======     =======   =======     =======

TOTAL RETURN(A)                                 0.90%       0.40%       0.20%       0.85%     3.20%       5.56%
                                             -------     -------     -------     -------   -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $42,322     $49,398     $59,563     $69,679   $67,638     $62,472
                                             -------     -------     -------     -------   -------     -------
Ratios to average net assets:
Net investment income (loss)                    1.79%       0.40%       0.21%       0.84%     3.08%       5.48%
Total expenses                                  1.00%       0.99%       1.00%       1.00%     1.00%       0.98%
Gross expenses(b)                               1.37%       1.26%       1.14%       1.07%     1.01%       0.98%
Net expenses(d)                                 1.00%       0.99%       1.00%       1.00%     1.00%       0.98%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e)  Dividends from net investment income were less than $0.01 per share.

(f) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.


                                       54                See accompanying notes.

Notes to Financial Statements
June 30, 2005 (unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Security Income Fund, Security Municipal Bond Fund and Security Cash Fund (the Funds) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of Security Income Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Security Income Fund and Security Municipal Bond Fund offer different classes and, therefore, are required to account for each class separately and to allocate general expenses to each class based on the net asset value of each series. Class "A" shares are generally sold with a sales charge at the time of purchase. Class "A" shares are not subject to a sales charge when they are redeemed, except that purchases of Class "A" shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class "B" shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class "A" shares after eight years. Redemptions of the shares within five years of acquisition incur a contingent deferred sales charge. Class "C" shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

     A. SECURITY VALUATION - Valuations of Security Income and Security Municipal Bond Funds' securities are supplied by pricing services approved by the Board of Directors. The Funds' officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or Nasdaq on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds' investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold.

     The senior floating rate interests (loans) in which the Income Opportunity Series invests are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager's and/or the market's assessment of the borrower's management; prospects for the borrower's industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower's competitive position within the industry; borrower's ability to access additional liquidity through public and/or private markets; and other relevant factors.

     Security Cash Fund, by approval of the Board of Directors, utilizes the amortized cost method for valuing portfolio securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premiums or accretion of discounts, which approximates market value.

     B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     C. SENIOR FLOATING RATE INTERESTS - Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime

Notes to Financial Statements
June 30, 2005 (unaudited)

rate offered by one or more major United States banks.

     D. OPTIONS - Diversified Income Series, and Income Opportunity Series High Yield Series may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively (and the writer, the obligation to sell or purchase) a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by these Series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

     The cash premiums received for a written option are recorded as an asset, with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

     E. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes pay-down gains and losses on senior and subordinated loans. Each class of shares participates in investment income, fund-level expenses and realized and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the Fund.

     F. SECURITIES PURCHASED ON A WHEN-ISSUED DELAYED DELIVERY BASIS - The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues on such interests or securities in connection with such transactions prior to the date the Series actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Series will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

     G. EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund or Series are allocated to each respective class in proportion to the relative net assets of each class.

     H. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

     I. TAXES - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

     J. EARNINGS CREDITS - Under the fee schedule with the custodian, the Funds can earn credits based on overnight custody cash balances. These credits can be utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

     K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     M. INDEMNIFICATIONS - Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees are payable to Security Management Company, LLC (SMC) as follows:

                                 MANAGEMENT
                                FEES (AS A %
                               OF NET ASSETS)
                               --------------
Security Municipal Bond Fund      0.50%
Security Income Fund:
   Diversified Income Series      0.35%
   High Yield Series              0.60%
   Income Opportunity Series      0.80%(1)
Security Cash Fund                0.50%

(1) Management fees are payable at the rate of 0.80% of the average daily net assets of $200 million or less, plus an additional 0.70% of the average daily net assets of more than $200 million.

Notes to Financial Statements
June 30, 2005 (unaudited)

     SMC also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each fund. For these services, the Investment Manager receives the following:

                                 ADMINISTRATIVE FEES
                               (AS A % OF NET ASSETS)*
                               -----------------------
Security Municipal Bond Fund             0.09%
Security Income Fund:
   Diversified Income Series             0.09%
   High Yield Series                     0.09%
   Income Opportunity Series            0.145%
Security Cash Fund                       0.09%

*    The minimum annual charge for administrative fees is $25,000.

     SMC is paid the following for providing transfer agent services to the
Funds:

Per account charge         $5.00 - $8.00
Transaction fee            $0.60 - $1.10
Minimum charge per fund       $25,000
Reimbursement of certain
out-of-pocket charges          Varies

     SMC pays Salomon Brothers Asset Management, Inc. an annual fee equal to ..22% of the average daily net assets of Security Municipal Bond Fund for management services provided to the fund.

     SMC pays Four Corners Capital Management, LLC an annual fee equal to .50% of the average daily net assets of Income Opportunity Fund of $75 million or less, plus .40% of such assets of more than $75 million up to $200 million, plus ..35% of such assets of more than $200 million for management services provided to the fund.

     The investment advisory contract for Security Income Fund provides that the total annual expenses of each series of the Fund (including management fees and custodian fees net of earnings credits, but excluding interest, taxes, brokerage commissions, extraordinary expenses and distribution fees paid under the Class B and Class C distribution plans) will not exceed the level of expenses which Security Income Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are qualified for sale. For the period ended December 31, 2004, SMC agreed to limit the total expenses of Diversified Income Fund to an annual rate of .95% of the average daily net asset value of Class A shares and 1.70% of Class B shares and Class C shares. SMC also agreed to limit the total expenses of the High Yield Fund to 2.00% for Class A shares and 2.75% for Class B and Class C shares. The investment advisory contract for Security Municipal Bond Fund provides that the total annual expenses of the fund, exclusive of interest, taxes, Rule 12b-1 fees, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of Class A Shares and 1.75% of the average net assets of Class B shares as calculated on a daily basis. SMC has agreed voluntarily to limit the total expenses of Security Municipal Bond Fund to an annual rate of 1.00% of the average daily net asset value of Class A shares and 1.75% for Class B shares. The investment advisory contract for Security Cash Fund provides that the total annual expenses of the fund, exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of the fund as calculated on a daily basis. Furthermore, SMC voluntarily waived expenses to maintain a 0.10% daily yield.

     Security Income and Security Municipal Bond Funds have adopted distribution plans related to the offering of Class B shares and Security Income Fund has adopted a distribution plan relating to the offering of Class C shares, each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares. Class A shares of Security Income Fund and Security Municipal Bond Fund incur Rule 12b-1 distribution fees at an annual rate of .25% of the average daily net assets of each series.

     Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Corporation. and the national distributor of the Funds, retained underwriting commissions on sales of shares after allowances to brokers and dealers in the following amounts:

                               SDI UNDERWRITING
                                 COMMISSIONS
                               ----------------
Security Municipal Bond Fund        $   182
Security Income Fund:
   Diversified Series                25,214
   High Yield Series                  7,451
   Income Opportunity Series         13,109

     Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its affiliates, which include SMC and SDI.

     At June 30, 2005, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

                               PERCENT OF OUTSTANDING
FUND OR SERIES                       SHARES OWNED
--------------                 ----------------------
Security Income Fund:
   Diversified Income Series            9.59%
   High Yield Series                   20.03%
   Income Opportunity Series           55.56%

Notes to Financial Statements
June 30, 2005 (unaudited)

3.   LINE OF CREDIT

     The Income Opportunity Series of the Security Income Fund has a $10 million committed secured revolving line of credit with State Street Bank and Trust Company. The Series may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at a variable rate per annum equal to the Bank's overnight federal funds rate as determined by the Bank plus 0.50% per annum which rate shall change when such federal funds rate changes. The Series did not borrow from the line during the six monhs ended June 30, 2005.

4.   FEDERAL INCOME TAX MATTERS

     The amounts of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, were as follows:

                    MUNICIPAL   DIVERSIFIED       HIGH         INCOME
                       BOND       INCOME         YIELD      OPPORTUNITY
                       FUND       SERIES         SERIES        SERIES
                    ---------   -----------   -----------   -----------
Gross unrealized
   appreciation     $315,277    $1,164,544    $ 1,285,580    $ 521,076
Gross unrealized
   depreciaton        (2,785)     (284,073)    (1,468,926)    (252,642)
                    --------    ----------    -----------    ---------
Net unrealized
   appreciation
   (depreciation)   $312,492    $  880,471      ($183,346)   $ 268,434
                    ========    ==========    ===========    =========

     At December 31, 2004, the following funds have capital loss carryovers to offset future realized capital gains as follows:

                               CAPITAL LOSS   EXPIRATION
                                 CARRYOVER       YEAR
                               ------------   ----------
Security Municipal Bond Fund    $    4,714       2012

Security Income Fund:
   Diversified Income Series    $  816,702       2005
                                   801,693       2007
                                 3,837,647       2008
                                   433,468       2010
                                   291,583       2011
                                   453,684       2012
                                ----------
                                $6,634,777
                                ==========

High Yield Series               $  170,973       2009
                                   645,956       2010
                                   553,553       2011
                                ----------
                                $1,370,482
                                ==========

Notes to Financial Statements
June 30, 2005 (unaudited)

     The tax character of distributions paid during the fiscal years ended December 31, 2004 and 2003, was the same as that reported in the Statement of Changes in Net Assets, except as follows:

                                                         LONG-TERM
                               TAX-EXEMPT    ORDINARY     CAPITAL    RETURN OF
2003                             INCOME       INCOME        GAIN      CAPITAL       TOTAL
----                           ----------   ----------   ---------   ---------   ----------
Security Municipal Bond Fund    $718,658    $   16,319    $137,386         --    $  872,363

2004
Security Municipal Bond Fund     503,150            --          --         --       503,150
Security Income Fund
   Diversified Income Series          --     4,178,090          --      7,310     4,185,400
   High Yield Series                  --     2,287,476          --     64,276     2,351,752
   Income Opportunity Series          --     1,425,122          --         --     1,425,122

Note: For federal income tax purposes, short term capital gain distributions are treated as ordinary income distributions.

As of December 31, 2004 the components of accumulated earnings/(deficit) on a tax basis were the same as those reported in the Statement of Assets and Liabilities, except as follows:

                               UNDISTRIBUTED   UNDISTRIBUTED    ACCUMULATED       UNREALIZED
                                  ORDINARY       LONG-TERM      CAPITAL AND      APPRECIATION
                                   INCOME           GAIN       OTHER LOSSES*   (DEPRECIATION)**
                               -------------   -------------   -------------   ----------------
Security Municipal Bond Fund      $ 1,989            --         $    (4,714)      $  454,793
Security Income Fund:
   Diversified Income Series           --            --          (6,634,777)       1,616,847
   High Yield Series                   --            --          (1,370,482)       1,498,035
   Income Opportunity Series       23,369            --                  --          468,515

* Certain Funds had net capital loss carryovers as identified elsewhere in the Notes.

** The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses, and the differences between book and tax basis bond discount accretion.

5.   INVESTMENT TRANSACTIONS

     Investment transactions for the six months ended June 30, 2005 (excluding overnight investments and short-term debt securities) were as follows:

                       MUNICIPAL    DIVERSIFIED       HIGH         INCOME
                         BOND         INCOME         YIELD      OPPORTUNITY
                         FUND         SERIES         SERIES        SERIES
                      ----------   ------------   -----------   -----------
Purchases             $3,133,345   $26,168,132    $14,525,629   $48,151,506
Proceeds from sales    4,213,882    34,341,571     17,332,330    27,801,401

6.   SUBSEQUENT EVENT

     The Board of Directors for Security Municipal Bond Fund (the "Fund"), at their August 12, 2005 meeting, approved a Plan of Liquidation with respect to the Fund whereby the Fund will cease its investment operations, liquidate its assets and make a final distribution to its shareholders. Shareholder approval of the Fund's liquidation and dissolution is required before it can be liquidated and dissolved. Shareholders of record at the close of business on August 22, 2005 (the "Record Date") are entitled to notice of and to vote at the Shareholder's Meeting, which is currently scheduled for October 7, 2005. SMC expects to mail proxy materials to Record Date Shareholders on or about August 30, 2005.

Director's Disclosure

DIRECTOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At an in-person meeting of the Funds' Boards of Directors held on November 18-19, 2004, called for the purpose of, among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Funds, each Fund's Board of Directors, including the Independent Directors, unanimously approved the continuation for a one-year period of the investment advisory agreement between the Fund and Security Management Company, LLC ("SMC"), as well as each investment sub-advisory agreement applicable to the Funds. In reaching this conclusion, the Directors requested and obtained from SMC and each investment sub-adviser such information as the Directors deemed reasonably necessary to evaluate the proposed renewal of the agreements. Each Funds' Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations.

     In considering the proposed continuation of the investment advisory and sub-advisory agreements, the Independent Directors evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by SMC and the investment sub-advisers; (2) the investment performance of the Funds, SMC and the various investment sub-advisers; (3) the costs of the services to be provided and profits to be realized by SMC and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow; and (5) whether advisory and sub-advisory fee levels reflect these economies of scale for the benefit of the Funds' investors. Each Board of Directors also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Directors by their independent legal counsel and the Directors' own business judgment, to be relevant. Following its review, each Funds' Board of Directors determined that the investment advisory agreement and each investment sub-advisory agreement applicable to the Fund (if any) will enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders. Accordingly, the Directors, including the Independent Directors, unanimously approved the renewal of the investment advisory and investment sub-advisory agreements based upon the following considerations, among others:

     - THE NATURE, EXTENT AND QUALITY OF THE ADVISORY SERVICES TO BE PROVIDED. Each Board of Directors concluded that SMC and the investment sub-advisers retained to provide portfolio management services with respect to certain of the Funds are capable of providing high quality services to each Fund, as indicated by the nature and quality of services provided in the past, SMC's management capabilities demonstrated with respect to the Funds and other mutual funds managed by SMC, the professional qualifications and experience of SMC's and the various sub-advisers' portfolio managers, and SMC's investment and management oversight processes. The Directors also determined that SMC and the sub-advisers proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs.

     - THE INVESTMENT PERFORMANCE OF THE FUNDS. With respect to each Fund, the Directors concluded on the basis of information supplied by Lipper that SMC and the investment sub-advisers had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods. With respect to the Large Cap Value Fund, the Independent Directors recommended changes to the Fund's portfolio management arrangements in light of the Fund's performance, and renewed the investment sub-advisory agreement with respect to that Fund pending implementation of alternative portfolio management arrangements. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided or procured by SMC, the Directors concluded that SMC is capable of generating a level of long-term investment performance that is appropriate in light of the Funds' investment objectives, policies and strategies and competitive with many other investment companies.

     - THE COST OF ADVISORY SERVICES PROVIDED AND THE LEVEL OF PROFITABILITY. On the basis of each Board's review of the fees to be charged by SMC for investment advisory and other services, and the estimated profitability of SMC's relationship with each Fund, each Board concluded that the level of investment advisory fees and SMC's profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and SMC and its affiliates. On the basis of comparative information supplied by Lipper the Directors determined that the advisory fees and estimated overall expense ratio of each Fund are consistent with, and often below, industry medians, particularly with respect to mutual funds of comparable size.

     - WHETHER THE ADVISORY FEES REFLECT ECONOMIES OF SCALE. The Directors concluded that the Funds' investment advisory fees appropriately reflect the current economic environment for SMC and the competitive nature of the mutual fund market. The Directors further determined that the Funds have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the investment advisory fees.

     - THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW. While the Funds' investment advisory fees do not reduce should Fund assets grow meaningfully, the Directors determined that the investment advisory fees payable by the Funds already

Director's Disclosure

          reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as reported by Lipper and SMC's estimated profitability at current or foreseeable asset levels. The Directors also considered that they will have the opportunity to periodically reexamine whether each Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to SMC and fees payable by SMC to the investment sub-advisers, in the future.

     - BENEFITS (SUCH AS SOFT DOLLARS) TO SMC FROM ITS RELATIONSHIP WITH THE FUNDS (AND ANY CORRESPONDING BENEFITS TO THE FUNDS). The Directors concluded that other benefits described by SMC and the investment sub-advisers from their relationships with the Funds, including "soft dollar" benefits in connection with the Funds' brokerage transactions, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders. In addition, the Directors determined that the administration, transfer agency and fund accounting fees paid by the Funds to SMC are reasonable, fair and in the best interests of Fund shareholders in light of the nature and quality of the services provided, the associated costs, and the necessity of the services for the Funds' operations.

     - OTHER CONSIDERATIONS: In approving the investment advisory and sub-advisory agreements, the Directors determined that SMC has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. In this regard, the Directors favorably considered the compliance track record of the Funds and SMC. The Directors also concluded that SMC has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a substantial financial and professional commitment, including investment advisory fee waivers and expense limitation arrangements with respect to several of the Funds to the benefit of Fund shareholders.

Directors and Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001.

DIRECTORS

NAME
(DATE OF BIRTH)
YEAR ELECTED***                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------                -------------------------------------------
Donald A. Chubb, Jr.**         Business broker, Griffith & Blair Realtors
(12-14-46)
1994

Harry W. Craig, Jr.**          Chairman, CEO, Secretary & Director, The Martin Tractor Company, Inc.; President & Director,
(05-11-39)                     The Martin Tractor Company, Inc.
2004

Penny A. Lumpkin**             Partner, Vivians' Gift Shop (Corporate Retail)
(08-20-39)                     Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development)
1993                           Vice President, PLB (Real Estate Equipment Leasing)
                               Vice President, Town Crier (Retail)
                               Prior to 1999:
                               Vice President & Treasurer, Palmer News, Inc.
                               Vice President, M/S News, Inc.
                               Secretary, Kansas City Periodicals
                               Prior to 2002:
                               Vice President, Bellaire Shopping Center (Managing and Leasing)
                               Partner, Goodwin Enterprises (Retail)

Maynard F. Oliverius**         President & Chief Executive Officer, Stormont-Vail HealthCare
(12-18-43)
1998

John D. Cleland*               Retired. Prior to January 1, 2003, Senior Vice President, Security Benefit Group, Inc. and
(05-01-36)                     Security Benefit Life Insurance Company
1991 (Director)
2000 (Chairman of the Board)

Michael G. Odlum*              President & Managing Member Representative, Security Management Company, LLC
(01-12-52)                     Senior Vice President and Chief Investment Officer, Security Benefit Corporation and
2004 (President)               Security Benefit Life Insurance Company
2004 (Director)                Director, Security Distributors, Inc.
                               Director, Vice President and Chief Investment Officer, First Security Benefit Life Insurance and
                               Annuity Company of New York
                               President & Chief Operating Officer, Allied Investment Advisors, Inc.
                               Principal, Vanguard Group

* These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

** These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the independent auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

*** Each director oversees 35 Security Fund portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

OFFICERS

NAME
(DATE OF BIRTH)
TITLE
YEAR ELECTED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------           -------------------------------------------
Steven M. Bowser          Vice President & Senior Portfolio Manager, Security Management Company, LLC;
(02-11-60)                Vice President, Security Benefit Life Insurance Company
Vice President
2003

Christina Fletcher        Credit Analyst/Portfolio Manager, Horizon Cash Management
(07-25-72)                Senior Money Market Trader, Scudder Investments
Vice President
2005

Brenda M. Harwood         Assistant Vice President, Chief Compliance Officer & Treasurer, Security Management Company, LLC;
(11-03-63)                Assistant Vice President, Security Benefit Life Insurance Company
Treasurer                 Vice President & Director, Security Distributors, Inc.
1988

Amy J. Lee                Secretary, Security Management Company, LLC & Security Distributors, Inc.;
(06-05-61)                Vice President, Associate General Counsel & Assistant Secretary,
Secretary                 Security Benefit Life Insurance Company
1987

Christopher Phalen        Assistant Vice President and Portfolio Manager, Security Management
(11-9-70)                 Company, LLC, Security Benefit Life Insurance Company and Security
Vice President            Benefit Corporation
2002

Christopher D. Swickard   Assistant Secretary, Security Management Company, LLC
(10-09-65)                Second Vice President & Counsel,
Assistant Secretary       Security Benefit Life Insurance Company
1996

David G. Toussaint        Assistant Vice President and Portfolio Manager, Security Management
(10-10-66)                Company, LLC, Security Benefit Life Insurance Company and Security
Vice President            Benefit Corporation
2001

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2005 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1-800-888-2461.

                      This page left blank intentionally.

THE SECURITY GROUP OF MUTUAL FUNDS

Security Equity Fund
     -    Alpha Opportunity Series
     -    Enhanced Index Series
     -    Equity Series
     -    Global Series
     -    Large Cap Growth Series
     -    Mid Cap Value Series
     -    Select 25(R) Series
     -    Small Cap Growth Series
     -    Social Awareness Series

Security Large Cap Value Fund
Security Mid Cap Growth Fund
Security Income Fund
     -    Diversified Income Series
     -    High Yield Series
     -    Income Opportunity Series
     -    Capital Preservation Series

Security Municipal Bond Fund
Security Cash Fund

SECURITY FUNDS OFFICERS AND DIRECTORS

     DIRECTORS

     Donald A. Chubb, Jr.
     John D. Cleland
     Harry W. Craig, Jr.
     Penny A. Lumpkin
     Michael G. Odlum
     Maynard F. Oliverius

     OFFICERS

     John D. Cleland, Chairman of the Board
     Michael G. Odlum, President
     Steve M. Bowser, Vice President
     Mark Lamb, Vice President
     Mark Mitchell, Vice President
     Christopher L. Phalen, Vice President
     James P. Schier, Vice President
     Cindy L. Shields, Vice President
     David G. Toussaint, Vice President
     Christina Fletcher, Vice President
     Amy J. Lee, Secretary
     Christopher D. Swickard, Assistant Secretary
     Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

                                                              ------------------
                                                              Presorted Standard
                                                                 U.S. Postage
                                                                     PAID
                                                               Carol Stream, IL
                                                                 Permit No. 1
                                                              ------------------

(SECURITY BENEFIT(SM) LOGO)
Security Distributors, Inc.

One Security Benefit Place - Topeka, Kansas 66636-0001 - securitybenefit.com

ITEM 2. CODE OF ETHICS.

        Not required at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not required at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not required at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

        The Schedule of Investments is included under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant's board.

        There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

     (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

     (a)  (1) Not required at this time.

          (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY MUNICIPAL BOND FUND


                                        By: MICHAEL G. ODLUM
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: MICHAEL G. ODLUM
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: September 7, 2005


                                        By: BRENDA M. HARWOOD
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: September 7, 2005